Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Shares Value
COMMON STOCKS — 85.0%
AUSTRALIA — 2.7%
474,741 Adbri Ltd. .................... $ 624,248
129,829 Aeris Resources Ltd.(a) ........... 59,140
89,875 Alkane Resources Ltd.(a) ......... 42,738
1,135,228 Allkem Ltd.(a) ................. 10,539,401
132,369 Altium Ltd. ................... 3,664,909
379,414 Alumina Ltd. .................. 422,083
68,145 Ansell Ltd. ................... 1,361,916
938,900 Aurizon Holdings Ltd. ........... 2,454,061
113,941 Austal Ltd. ................... 133,713
425,026 Australian Clinical Labs Ltd.(b) .... 933,072
140,436 Base Resources Ltd. ............. 21,303
615,312 Beach Energy Ltd. .............. 661,207
586,644 Bendigo & Adelaide Bank Ltd. ..... 4,181,842
5,182 Blackmores Ltd. ............... 321,862
418,926 BlueScope Steel Ltd. ............ 5,712,682
84,280 Boral Ltd. .................... 205,921
290,985 Brambles Ltd. ................. 2,474,409
7,957 Brickworks Ltd. ................ 134,017
213,341 Capricorn Metals Ltd.(a) ......... 687,781
1,107 Cardno Ltd. .................. 384
805,766 Champion Iron Ltd. ............ 4,100,127
122,696 Charter Hall Retail REIT ......... 348,432
33,802 Clinuvel Pharmaceuticals Ltd. ..... 605,938
17,710 Cochlear Ltd. ................. 2,675,570
448,280 Codan Ltd. ................... 1,692,717
81,450 Computershare Ltd. ............ 1,371,770
483,590 Cooper Energy Ltd.(a) ........... 61,540
1,270,699 CSR Ltd. .................... 4,755,589
57,468 Data#3 Ltd. .................. 298,609
126,315 DDH1 Ltd. .................. 82,792
268,649 Deterra Royalties Ltd. ........... 932,085
10,182 Develop Global Ltd.(a) .......... 28,191
73,190 DGL Group Ltd.(a)(b) .......... 74,789
100,929 Eclipx Group Ltd.(a) ............ 145,785
21,698 Emerald Resources NL(a) ......... 21,141
14,106 Enero Group Ltd. .............. 30,404
412,713 Estia Health Ltd. ............... 590,045
1,705,699 Evolution Mining Ltd. ........... 3,876,040
226,439 Fenix Resources Ltd. ............ 41,794
93,021 Gold Road Resources Ltd. ........ 108,817
489,723 GrainCorp Ltd. - Class A ......... 2,629,523
503,738 Grange Resources Ltd. ........... 363,493
157,197 Growthpoint Properties Australia Ltd.
REIT ................... 363,095
291,855 Hansen Technologies Ltd. ........ 1,102,765
1,147,340 Harvey Norman Holdings Ltd. .... 3,642,507
3,657,195 Healius Ltd. .................. 8,343,322
357,569 Helia Group Ltd. ............... 708,914
2,000,607 Iluka Resources Ltd. ............ 15,394,027
618,455 Imdex Ltd. ................... 1,098,175
5,937,724 Incitec Pivot Ltd. ............... 14,518,994
35,452 Integrated Research Ltd.(a) ....... 15,446
Shares Value
AUSTRALIA (continued)
316,958 IPH Ltd. ..................... $ 1,917,137
21,819 Jumbo Interactive Ltd. ........... 241,679
943,225 Karoon Energy Ltd.(a) ........... 1,560,290
11,192 Lovisa Holdings Ltd. ............ 210,227
1,033,952 Macmahon Holdings Ltd. ........ 113,294
1,969 Mayne Pharma Group Ltd. ....... 4,216
358,121 McMillan Shakespeare Ltd. ....... 3,585,433
983,225 Medibank Pvt Ltd. ............. 2,048,337
1,459,772 Metals X Ltd.(a) ............... 425,095
446,215 Metcash Ltd. .................. 1,322,323
48,975 Mineral Resources Ltd. .......... 3,100,613
184,617 MMA Offshore Ltd.(a) .......... 123,475
166,605 Monadelphous Group Ltd. ....... 1,642,091
198,582 Monash IVF Group Ltd. ......... 146,290
72,812 Mount Gibson Iron Ltd.(a) ....... 30,951
172,475 Myer Holdings Ltd. ............. 119,418
64,260 Navigator Global Investments Ltd. .. 56,466
54,689 New Energy Solar .............. 2,622
3,330,291 New Hope Corp. Ltd. ........... 13,802,088
111,915 nib holdings Ltd. ............... 623,888
410,974 Nickel industries Ltd. ........... 321,329
505,514 NRW Holdings Ltd. ............ 1,091,259
1,498,068 Nufarm Ltd. .................. 6,303,607
37,291 Objective Corp. Ltd. ............ 367,690
250,019 OceanaGold Corp.(a) ........... 541,171
155,223 OFX Group Ltd.(a) ............. 216,467
401,201 Orica Ltd. .................... 4,210,026
4,664,553 Orora Ltd. ................... 9,869,878
259,370 Perenti Ltd.(a) ................. 230,454
3,387,288 Perseus Mining Ltd. ............. 5,146,239
657,355 Pilbara Minerals Ltd.(a) .......... 2,236,269
72,785 Pro Medicus Ltd. ............... 3,476,120
16,231 PWR Holdings Ltd. ............ 141,746
41,045 REA Group Ltd. ............... 3,680,578
1,898,481 Regis Resources Ltd. ............ 2,885,966
108,130 Ridley Corp. Ltd. .............. 147,885
77,517 RPMGlobal Holdings Ltd.(a) ...... 91,127
1,730,427 Sierra Rutile Holdings Ltd.(a) ..... 246,273
46,723 Sigma Healthcare Ltd. ........... 20,997
2,403,547 Silver Lake Resources Ltd.(a) ...... 2,222,347
175,195 Sims Ltd. .................... 1,902,259
763,890 South32 Ltd. .................. 2,451,271
73,791 SRG Global Ltd. ............... 37,623
32,754 Stanmore Resources Ltd.(a) ....... 79,725
12,440 Sunland Group Ltd. ............ 15,643
24,107 Super Retail Group Ltd. .......... 217,543
708,872 Technology One Ltd. ............ 7,329,318
346,313 Telix Pharmaceuticals Ltd.(a) ...... 1,753,685
1,111,916 Terracom Ltd. ................. 680,962
36,923 Ventia Services Group Pty Ltd. ..... 62,967
1,697,724 West African Resources Ltd.(a) ..... 1,345,340
292,392 Westgold Resources Ltd.(a) ....... 252,048
3,471,886 Whitehaven Coal Ltd. ........... 20,644,331

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
AUSTRALIA (continued)
89,026 Worley Ltd. ................... $ 977,298
2,185 Zimplats Holdings Ltd. .......... 44,179
216,976,678
AUSTRIA — 0.3%
101,316 ANDRITZ AG ................ 6,058,851
38,630 AT&S Austria Technologie &
Systemtechnik AG .......... 1,325,460
8,082 AT&S Austria Technologie &
Systemtechnik AG .......... 277,921
29,366 EVN AG ..................... 619,639
6,979 Palfinger AG .................. 211,354
8,563 Porr AG ..................... 123,295
482,219 Raiffeisen Bank International AG(a) . 8,676,161
46,642 Schoeller-Bleckmann Oilfield
Equipment AG ............ 3,421,358
4,167 Strabag SE .................... 176,082
78,983 UNIQA Insurance Group AG ..... 664,200
7,772 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 211,510
89,949 Wienerberger AG .............. 2,704,856
35,947 Zumtobel Group AG ............ 285,894
24,756,581
BELGIUM — 0.2%
2,523 Ascencio REIT ................ 149,019
180,272 Azelis Group NV ............... 4,868,479
116,869 Barco NV .................... 2,958,388
6,023 Bekaert SA ................... 254,080
88,880 bpost SA ..................... 481,861
3,608 Cie d'Entreprises CFE(a) ......... 36,387
5,054 Deme Group NV(a) ............ 653,948
247,827 Econocom Group SA ............ 769,813
10,290 Elia Group SA ................. 1,444,905
18,393 EVS Broadcast Equipment SA ..... 445,803
12,382 Ion Beam Applications ........... 223,461
48,446 Melexis NV ................... 5,160,679
4,311 Retail Estates NV REIT .......... 297,611
2,703 Sipef NV ..................... 162,364
7,732 Tessenderlo Group SA(a) ......... 273,433
1,345 Wereldhave Belgium Comm VA REIT 76,092
18,256,323
BERMUDA — 0.3%
395,000 Argo Group International Holdings
Ltd. ..................... 10,965,200
420,000 James River Group Holdings Ltd. ... 9,517,200
20,482,400
BRAZIL — 0.5%
1,738,914 Americanas SA ................ 589,195
1,369,375 BRF SA - ADR(a) .............. 2,177,306
2,165,784 Cia Energetica de Minas Gerais - ADR 4,851,356
3,601,148 Hapvida Participacoes e Investimentos
SA(a)(b)(c) ............... 3,681,807
Shares Value
BRAZIL (continued)
434,572 Pagseguro Digital Ltd. - Class A(a) .. $ 4,384,832
1,609,800 Rumo SA .................... 5,838,193
480,200 StoneCo Ltd. - Class A(a) ........ 5,359,032
1,545,500 Ultrapar Participacoes SA ......... 4,018,793
9,069,600 Via SA(a) .................... 4,323,707
2,027,700 Vibra Energia SA ............... 6,614,801
41,839,022
CANADA — 3.7%
841,882 AbCellera Biologics, Inc.(a) ....... 8,865,018
361,633 Advantage Energy Ltd.(a) ......... 2,255,875
117,700 Allied Properties Real Estate
Investment Trust REIT ...... 2,625,483
125,630 Altius Minerals Corp. ........... 2,111,222
232,700 Altus Group Ltd. ............... 9,958,241
54,300 Amerigo Resources Ltd. .......... 63,256
6,800 Andlauer Healthcare Group, Inc. ... 246,948
203,005 ARC Resources Ltd. ............ 2,358,767
46,180 Aritzia, Inc.(a) ................. 1,665,611
90,573 Artis Real Estate Investment Trust
REIT ................... 646,683
33,000 ATCO Ltd. - Class I ............ 1,050,107
342,955 B2Gold Corp. ................. 1,358,365
167,900 Birchcliff Energy Ltd. ........... 1,076,387
10,180 Bird Construction, Inc. .......... 65,033
26,300 Black Diamond Group Ltd. ....... 100,808
74,379 Boardwalk Real Estate Investment
Trust REIT ............... 3,142,751
5,513 Bonterra Energy Corp.(a) ......... 27,554
7,534 Bridgemarq Real Estate Services .... 76,158
818,326 CAE, Inc.(a) .................. 18,481,603
45,320 Canada Goose Holdings, Inc.(a) .... 1,096,086
397,454 Canfor Corp.(a) ............... 7,530,582
48,765 Capital Power Corp. ............ 1,638,633
107,000 Capstone Copper Corp.(a) ........ 525,129
34,975 CCL Industries, Inc. - Class B ..... 1,635,785
131,188 Celestica, Inc.(a) ............... 1,747,136
317,180 Centerra Gold, Inc. ............. 2,035,788
80,224 CES Energy Solutions Corp. ...... 174,852
132,435 Choice Properties Real Estate
Investment Trust REIT ...... 1,490,024
1,500 Cogeco, Inc. .................. 66,863
705 Coveo Solutions, Inc.(a) .......... 4,763
199,100 Crescent Point Energy Corp. ...... 1,487,395
30,800 Crew Energy, Inc.(a) ............ 106,714
189,570 Descartes Systems Group, Inc. (The)(a) 13,842,401
133,800 Descartes Systems Group, Inc. (The)(a) 9,764,368
754,619 Dollarama, Inc. ................ 45,127,980
19,152 DREAM Unlimited Corp. - Class A . 402,602
8,123 Dundee Precious Metals, Inc. ...... 53,052
63,430 Element Fleet Management Corp. .. 896,234
22,900 Enerplus Corp. ................ 406,350
11,367 Enghouse Systems Ltd. .......... 337,708

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
CANADA (continued)
64,600 Ensign Energy Services, Inc.(a) ..... $ 188,379
18,656 ERO Copper Corp.(a) ........... 306,365
21,700 Evertz Technologies Ltd. ......... 203,537
19,383 Exco Technologies Ltd. .......... 111,151
3,700 Finning International, Inc. ........ 104,391
79,415 FirstService Corp. .............. 11,348,404
215,205 H&R Real Estate Investment Trust
REIT ................... 2,104,255
4,319 High Liner Foods, Inc. ........... 46,905
88,200 Hudbay Minerals, Inc. ........... 512,409
1,403,686 IAMGOLD Corp.(a) ............ 3,944,358
19,564 InPlay Oil Corp. ............... 41,317
242,729 Interfor Corp.(a) ............... 4,854,398
197,756 Kelt Exploration Ltd.(a) .......... 679,227
219,480 Killam Apartment Real Estate
Investment Trust REIT ...... 3,035,160
81,300 Kinaxis, Inc.(a) ................ 9,449,510
1,042,130 Kinross Gold Corp. ............. 4,835,483
411,025 Knight Therapeutics, Inc.(a) ....... 1,581,638
120,785 Laurentian Bank of Canada ....... 3,247,138
482,500 Lightspeed Commerce, Inc.(a) ..... 8,728,552
4,900 Major Drilling Group International,
Inc.(a) ................... 40,620
93,132 Martinrea International, Inc. ...... 900,837
63,436 Medical Facilities Corp. .......... 380,935
10,400 MEG Energy Corp.(a) ........... 171,881
17,980 Methanex Corp. ............... 851,062
45,415 Metro, Inc. ................... 2,465,049
2,387 Morguard Corp. ............... 210,472
72,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 993,963
3,300 Morguard Real Estate Investment Trust
REIT ................... 13,517
2,007 MTY Food Group, Inc. .......... 103,823
371,672 Mullen Group Ltd. ............. 3,933,067
9,800 Neo Performance Materials, Inc. ... 84,628
25,842 North West Co., Inc. (The) ....... 703,855
76,930 Northland Power, Inc. ........... 2,066,422
311,137 NuVista Energy Ltd.(a) .......... 2,607,326
274,027 Pan American Silver Corp. ........ 4,995,512
271,845 Pason Systems, Inc. ............. 3,224,016
9,080 Pet Valu Holdings Ltd. ........... 271,537
216,853 Peyto Exploration & Development
Corp. ................... 1,976,947
46,400 Pine Cliff Energy Ltd. ........... 45,683
2,700 Polaris Renewable Energy, Inc. ..... 29,262
4,352 Precision Drilling Corp.(a) ........ 346,904
28,415 Quebecor, Inc. - Class B ......... 673,990
109,890 Richelieu Hardware Ltd. ......... 3,268,083
125,210 RioCan Real Estate Investment Trust
REIT ................... 2,171,919
385,000 Ritchie Bros Auctioneers, Inc. ..... 23,280,950
Shares Value
CANADA (continued)
30,140 Ritchie Bros Auctioneers, Inc. ..... $ 1,822,603
36,107 Russel Metals, Inc. .............. 879,507
106,305 Saputo, Inc. ................... 2,930,568
14,720 Shawcor Ltd.(a) ................ 157,096
984 SIR Royalty Income Fund - Units .. 12,572
34,769 Slate Grocery REIT - Class U ...... 416,794
13,000 SmartCentres Real Estate Investment
Trust REIT ............... 275,525
263,834 Stelco Holdings, Inc. ............ 10,265,444
122,680 Stella-Jones, Inc. ............... 4,464,444
50,375 Teck Resources Ltd. - Class B ...... 2,179,238
37,775 TFI International, Inc. ........... 4,207,190
18,555 TMX Group Ltd. .............. 1,828,795
41,373 Torex Gold Resources, Inc.(a) ..... 568,721
68,305 Tourmaline Oil Corp. ........... 3,183,340
122,680 TransAlta Corp. ................ 1,191,256
153,610 Transcontinental, Inc. - Class A .... 1,716,719
117,900 Tricon Residential, Inc. .......... 1,023,445
16,690 Uni-Select, Inc.(a) .............. 497,733
142,270 Vermilion Energy, Inc. ........... 2,181,284
44,177 Wajax Corp. .................. 763,647
512,884 Western Forest Products, Inc. ...... 547,364
26,630 Westshore Terminals Investment Corp. 490,550
615,655 Whitecap Resources, Inc. ......... 5,131,422
1,044 Winpak Ltd. .................. 32,610
131,400 Yamana Gold, Inc. .............. 793,012
305,242,031
CHILE — 0.1%
2,595,792 Cencosud SA .................. 4,662,387
CHINA — 3.7%
4,754,716 3SBio, Inc.(b)(c) ............... 5,178,950
13,276,000 Agricultural Bank of China Ltd. - H
Shares ................... 4,778,476
1,632,789 Alibaba Group Holding Ltd.(a) .... 22,448,675
143,000 Autohome, Inc. - ADR .......... 4,984,980
2,818,500 Bank of Changsha Co. Ltd. - A Shares 2,868,443
1,982,739 Bank of Chengdu Co. Ltd. - A Shares 4,274,192
10,480,770 Bank of China Ltd. - H Shares ..... 3,989,660
5,896,000 Bank of Communications Co. Ltd. - H
Shares ................... 3,644,314
4,069,200 Bank of Jiangsu Co. Ltd. - A Shares . 4,481,713
2,400,400 Beibuwan Port Co. Ltd. - A Shares .. 2,686,058
1,020,100 Beibuwan Port Co. Ltd. - A Shares .. 1,141,176
5,952,700 Beijing Ultrapower Software Co. Ltd. -
A Shares ................. 4,353,244
4,297,800 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 7,172,556
8,249,000 Beiqi Foton Motor Co. Ltd. - A
Shares(a) ................. 4,289,480
6,487,044 China Construction Bank Corp. - H
Shares ................... 4,199,005

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
CHINA (continued)
6,820,000 China Galaxy Securities Co. Ltd. - H
Shares ................... $ 3,676,348
856,200 China National Medicines Corp. Ltd. -
A Shares ................. 3,901,441
5,952,000 China Railway Group Ltd. - H Shares 3,247,020
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,586,108
772,400 Chongqing Department Store Co. Ltd.
- A Shares ................ 2,768,533
5,150,900 Daqin Railway Co. Ltd. - A Shares .. 5,115,397
5,171,600 Dongfang Electric Corp. Ltd. - H
Shares ................... 9,236,693
4,004,000 Dongfeng Motor Group Co. Ltd. - H
Shares ................... 2,387,252
2,706,000 E-Commodities Holdings Ltd. ..... 570,759
2,474,205 FAW Jiefang Group Co. Ltd. ...... 3,022,260
1,427,730 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 4,410,498
4,121,200 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 3,797,695
9,504,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 5,083,869
5,443,700 IRICO Display Devices Co. Ltd. - A
Shares(a) ................. 3,694,743
1,284,300 Jacobio Pharmaceuticals Group Co.
Ltd.(a)(b)(c) .............. 1,051,289
2,895,483 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 3,014,096
7,394,125 Kingdee International Software Group
Co. Ltd.(a) ............... 16,137,761
1,875,120 Li Ning Co. Ltd. ............... 18,536,807
1,266,900 Lufax Holding Ltd. - ADR ........ 3,864,045
1,117,300 Maccura Biotechnology Co. Ltd. - A
Shares ................... 3,062,442
2,293,400 MLS Co. Ltd. - A Shares ......... 2,958,196
330,307 New Oriental Education &
Technology Group, Inc. - ADR(a) 14,084,290
5,511,600 ORG Technology Co. Ltd. - A Shares 4,102,775
10,708,000 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 3,609,935
11,279,400 Rizhao Port Co. Ltd. - A Shares .... 4,770,679
12,066,000 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 6,474,598
1,437,405 Shanghai Kehua Bio-Engineering Co.
Ltd. - A Shares ............. 2,600,975
1,968,231 Shenzhen Hepalink Pharmaceutical
Group Co. Ltd. - A Shares .... 4,020,746
545,500 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 679,199
1,698,000 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 2,114,766
Shares Value
CHINA (continued)
1,350,365 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. $ 5,443,035
1,626,800 Sinopharm Group Co. Ltd. - H Shares 3,987,274
1,668,000 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 2,860,934
7,694,886 Tianjin Port Co. Ltd. - A Shares .... 4,769,721
2,062,167 Tongkun Group Co. Ltd. - A Shares . 4,808,700
1,899,667 Triangle Tyre Co. Ltd. - A Shares ... 3,761,768
488,036 Vipshop Holdings Ltd. - ADR(a) ... 7,549,917
162,000 Weibo Corp. - ADR(a) .......... 3,685,500
3,635,300 Wuxi Taiji Industry Co. Ltd. - A
Shares ................... 2,908,992
2,378,400 Xiamen King Long Motor Group Co.
Ltd. - A Shares(a) ........... 2,240,229
4,020,400 Xiaomi Corp. - B Shares(a)(b)(c) ... 6,650,743
1,799,374 Xuji Electric Co. Ltd. - A Shares .... 6,016,673
2,740,300 Yunnan Copper Co. Ltd. - A Shares . 5,369,889
3,391,440 Zai Lab Ltd.(a) ................ 14,185,738
7,445,400 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 4,141,750
306,453,000
COSTA RICA — 0.0%
42,074 Establishment Labs Holdings, Inc.(a) 2,862,715
CYPRUS — 0.0%
152,136 Galaxy Cosmos Mezz Plc(a) ....... 42,606
DENMARK — 1.7%
682,219 ALK-Abello A/S(a) ............. 10,190,999
1,069,367 Ambu A/S - Class B(a) ........... 14,771,467
43,156 Carlsberg A/S - Class B .......... 6,126,498
28,318 Chemometec A/S(a) ............ 2,480,942
141,763 D/S Norden A/S ............... 7,641,790
17,635 DFDS A/S ................... 664,758
47,216 DSV A/S ..................... 7,810,949
186,445 FLSmidth & Co. A/S ............ 8,010,806
87,281 Genmab A/S(a) ................ 34,205,142
2,301,298 H Lundbeck A/S ............... 8,551,233
18,630 H Lundbeck A/S - Class A(a) ...... 64,290
1,445 Invisio AB .................... 25,304
639,322 ISS A/S(a) .................... 13,977,954
9,780 Jyske Bank A/S(a) .............. 705,367
142,794 Matas A/S .................... 1,553,924
22,271 Nilfisk Holding A/S(a) ........... 443,283
35,890 NKT A/S(a) .................. 2,239,604
3,253 NTG Nordic Transport Group A/S(a) 133,021
43,111 Royal Unibrew A/S ............. 3,027,343
976 Solar A/S - Class B .............. 90,175
86,189 Spar Nord Bank A/S ............ 1,372,893
3,058 Sparekassen Sjaelland-Fyn A/S ..... 84,564
18,250 Sydbank A/S .................. 832,169
45,870 Topdanmark A/S ............... 2,475,957
158,359 Tryg A/S ..................... 3,634,039

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
DENMARK (continued)
257,224 Vestas Wind Systems A/S ......... $ 7,526,784
138,641,255
FINLAND — 0.5%
5,085 Aspo Oyj .................... 46,040
19,147 Cargotec Oyj - Class B ........... 974,827
443,645 Citycon Oyj .................. 3,343,306
4,799 eQ Oyj ...................... 122,340
124 Fiskars Oyj Abp ................ 2,306
24,983 F-Secure Oyj(a) ................ 79,755
247,810 Metsa Board Oyj - Class B ........ 2,212,089
2,188,806 Metso Outotec Oyj ............. 25,155,671
1,136 Olvi Oyj - Class A .............. 39,933
12,419 Oriola Oyj - Class A ............ 24,892
48,281 Oriola Oyj - Class B ............ 90,595
70,771 Orion Oyj - Class B ............. 3,791,529
646,307 Outokumpu Oyj ............... 3,701,118
12,025 Pihlajalinna Oyj ............... 114,689
8,599 Puuilo Oyj ................... 59,176
73,774 Revenio Group Oyj ............. 3,015,933
3,578 Titanium Oyj(b) ............... 66,217
88,192 Uponor Oyj .................. 1,570,656
5,907 Vaisala Oyj - Class A ............ 253,931
44,665,003
FRANCE — 1.4%
12,540 ABC arbitrage ................. 88,380
1,312 Assystem SA .................. 61,772
4,299 Aubay ....................... 221,505
27,620 Beneteau SA .................. 452,725
369 Boiron SA .................... 16,840
98,595 Carmila SA REIT .............. 1,488,202
76,997 Catana Group ................. 556,595
413,595 Cellectis SA(a) ................. 1,283,557
58,343 Cie des Alpes(a) ................ 922,697
249,196 Coface SA(a) .................. 3,484,480
57,020 Covivio REIT ................. 3,914,101
4,400 Dassault Aviation SA ............ 751,359
211,626 Derichebourg SA ............... 1,452,442
82,495 Edenred ..................... 4,493,459
3,795 Ekinops SAS(a) ................ 35,384
22,634 Eramet SA .................... 2,262,112
1,604 Esker SA ..................... 267,816
65 Esso SA Francaise(a) ............ 3,533
331,914 Etablissements Maurel et Prom SA .. 1,333,742
56,025 Eurazeo SE ................... 3,929,996
6,341 Eurobio Scientific SA(a) .......... 122,169
6,094 Exclusive Networks SA .......... 126,460
386 Fnac Darty SA ................. 14,326
110,594 Gaztransport Et Technigaz SA ..... 12,226,847
39,135 Gecina SA REIT ............... 4,635,529
58,725 Genfit SA(a) .................. 249,350
3,114 Groupe Guillin ................ 77,561
8,035 Guerbet ..................... 160,504
Shares Value
FRANCE (continued)
19,221 Imerys SA .................... $ 797,186
8,298 Interparfums SA ............... 543,190
26,710 Ipsen SA ..................... 2,805,486
65,695 IPSOS ...................... 4,257,535
4,099 Jacquet Metals SACA ............ 78,530
101,065 Klepierre SA REIT ............. 2,565,064
348,961 Lectra ....................... 14,533,265
3,645 LISI 81,093
14,684 Mersen SA ................... 651,856
139 Neurones .................... 5,941
25,645 Nexans SA ................... 2,719,489
7,521 Prodways Group SA(a) ........... 25,537
9,382 Quadient SA .................. 165,458
154 ReWorld Media SA(a) ........... 998
627,896 Rexel SA ..................... 13,890,567
175,796 Rubis SCA ................... 4,919,703
2,276 Seche Environnement SA ......... 247,884
54,033 Societe BIC SA ................ 3,923,108
3,875 Societe pour l'Informatique
Industrielle ............... 202,158
153,444 SPIE SA ..................... 4,189,062
972 Stef SA ...................... 102,296
164,638 Technip Energies NV ............ 3,191,887
105,724 Television Francaise 1 ........... 845,571
110 TFF Group ................... 4,786
214,977 Ubisoft Entertainment SA(a) ...... 4,451,434
77,560 Verallia SA(b)(c) ............... 2,863,653
1,137 Vetoquinol SA ................. 105,560
1,130 Vilmorin & Cie SA ............. 56,856
5,595 Virbac SA .................... 1,697,938
5,585 Wavestone .................... 293,173
114,849,707
GEORGIA — 0.0%
81,810 Bank of Georgia Group Plc ....... 2,698,574
GERMANY — 1.5%
81,572 7C Solarparken AG ............. 389,247
583,591 AIXTRON SE ................ 17,388,409
11,290 Atoss Software AG .............. 1,997,526
20,990 Aurubis AG ................... 2,219,836
1,528 Basler AG .................... 56,560
2,424 BayWa AG ................... 110,551
57,585 Bilfinger SE ................... 1,982,659
40,498 Carl Zeiss Meditec AG ........... 5,844,602
2,175 Cewe Stiftung & Co. KGAA ...... 215,580
3,944 CropEnergies AG .............. 51,354
9,978 CTS Eventim AG & Co. KGaA(a) .. 700,423
1,121 Datagroup SE ................. 87,141
83,388 Dermapharm Holding SE ........ 3,461,362
68,905 Deutz AG .................... 376,648
15,066 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 674,480
210,557 Duerr AG .................... 8,033,576

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
GERMANY (continued)
5,830 Elmos Semiconductor SE ......... $ 396,075
52,440 Ernst Russ AG(a) ............... 249,980
184,973 EuroEyes International Eye Clinic Ltd. 132,898
27,360 Freenet AG ................... 665,101
12,560 Fuchs Petrolub SE - Preference Shares 501,073
177,231 Gerresheimer AG .............. 13,106,958
481 Gesco SE NA O.N ............. 12,890
26,613 GFT Technologies SE ........... 1,111,187
314,524 Hamburger Hafen und Logistik AG . 4,442,143
369,622 Heidelberger Druckmaschinen AG(a) 759,819
10,170 Hornbach Holding AG & Co. KGaA 900,953
32,311 HUGO BOSS AG ............. 2,194,245
4,651 Jungheinrich AG - Preference Shares . 184,970
284,852 K+S AG ..................... 6,818,341
11,686 Koenig & Bauer AG(a) .......... 229,292
30,446 Krones AG ................... 3,554,982
176 KSB SE & Co. KGaA - Preference
Shares ................... 76,299
1,914 KWS Saat SE & Co. KGaA ....... 129,746
3,609 Mensch und Maschine Software SE . 200,821
24,409 Metro AG(a) .................. 240,512
6,698 MLP SE ..................... 37,171
1,876 New Work SE ................. 344,052
1,354 Nexus AG .................... 75,914
99 Paul Hartmann AG ............. 25,185
3,797 Pfeiffer Vacuum Technology AG .... 693,314
308,560 ProSiebenSat.1 Media SE ......... 3,173,598
92,356 SAF-Holland SE ............... 1,042,269
62,872 Salzgitter AG .................. 2,565,888
33,734 Schaeffler AG - Preference Shares ... 242,126
57,380 Scout24 SE(b)(c) ............... 3,340,549
73,361 SGL Carbon SE(a) ............. 635,746
18,758 Stabilus SE ................... 1,293,839
281 STO SE & Co. KGaA - Preference
Shares ................... 47,203
241,273 Suedzucker AG ................ 3,914,215
97,885 Symrise AG ................... 10,406,119
139,875 thyssenkrupp AG ............... 1,098,838
30,155 VERBIO Vereinigte BioEnergie AG . 1,900,976
1,803 Villeroy & Boch AG - Preference
Shares ................... 38,691
19,123 Vitesco Technologies Group AG(a) .. 1,325,497
32,431 Wacker Chemie AG ............. 4,901,608
83,709 Wacker Neuson SE ............. 1,656,754
7,173 Washtec AG .................. 269,514
118,527,305
GREECE — 0.2%
4,107,680 Alpha Services and Holdings SA(a) .. 5,596,652
4,072,764 Eurobank Ergasias Services and
Holdings SA(a) ............ 5,526,215
1,284,524 National Bank of Greece SA(a) ..... 6,107,492
17,230,359
Shares Value
HONG KONG — 0.7%
330,000 Analogue Holdings Ltd. .......... $ 51,014
98,000 APT Satellite Holdings Ltd. ....... 28,153
1,558,500 ASMPT Ltd. .................. 12,872,629
731,920 Bank of East Asia Ltd. (The) ...... 940,234
66,035 Build King Holdings Ltd. ........ 7,860
45,040 Cafe de Coral Holdings Ltd. ...... 78,849
619 Chow Sang Sang Holdings
International Ltd. .......... 943
1,010,445 Chow Tai Fook Jewellery Group Ltd. 2,163,021
116,000 Comba Telecom Systems Holdings
Ltd. ..................... 22,251
2,632,710 COSCO SHIPPING Ports Ltd. .... 1,991,661
365,200 Dah Sing Banking Group Ltd. ..... 295,303
2,900,000 Emperor Watch & Jewellery Ltd. ... 69,339
116,600 Far East Consortium International
Ltd. ..................... 30,525
279,000 Fortune Real Estate Investment Trust
REIT ................... 241,456
26,035 FSE Lifestyle Services Ltd. ........ 18,479
24,000 Great Eagle Holdings Ltd. ........ 57,637
7,000 G-Resources Group Ltd. ......... 2,160
165,684 HKR International Ltd. .......... 54,799
350,700 Hutchison Port Holdings Trust - U
Shares- Units .............. 72,158
478,874 International Housewares Retail Co.
Ltd. ..................... 175,264
205,918 Jacobson Pharma Corp. Ltd.(b) .... 27,851
158,591 Jinhui Shipping & Transportation Ltd. 141,012
1,756,598 Johnson Electric Holdings Ltd. .... 2,412,766
107,031 Kerry Logistics Network Ltd. ...... 209,007
122,000 LH GROUP Ltd.(b) ............ 16,519
359,374 Luk Fook Holdings International Ltd. 1,246,300
5,068,000 Nine Dragons Paper Holdings Ltd. .. 4,543,236
2,219,490 NWS Holdings Ltd. ............ 2,091,684
44,788 Oriental Watch Holdings ......... 24,185
17,893,825 Pacific Basin Shipping Ltd. ....... 6,314,542
1,318,562 PC Partner Group Ltd. .......... 778,057
4,700,480 PCCW Ltd. .................. 2,309,645
1,114,043 Prosperity REIT ............... 324,122
648,000 Shun Tak Holdings Ltd.(a) ........ 140,196
1,762,000 Singamas Container Holdings Ltd. .. 164,462
3,016,000 SITC International Holdings Co. Ltd. 6,588,752
200,000 SOCAM Development Ltd. ....... 31,513
219,500 Stella International Holdings Ltd. ... 221,319
8,456,388 Sun Art Retail Group Ltd. ........ 3,415,375
74,500 Swire Pacific Ltd. - A Shares ....... 682,710
1,156,177 Tai Hing Group Holdings Ltd.(b) .. 171,229
1,397 Tang Palace China Holdings Ltd. ... 102
859,912 Texhong Textile Group Ltd. ....... 785,522
239,787 Tsit Wing International Holdings Ltd. 28,548
6,838,000 United Laboratories International
Holdings Ltd. (The) ......... 4,527,055
42,200 Valuetronics Holdings Ltd. ....... 17,413

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
HONG KONG (continued)
1,508,764 VSTECS Holdings Ltd. .......... $ 944,007
123,000 VTech Holdings Ltd. ............ 813,128
130,919 Wai Kee Holdings Ltd. .......... 34,199
811,500 WH Group Ltd.(b)(c) ........... 499,774
910,000 Xinyi Glass Holdings Ltd. ........ 1,937,506
60,615,471
ICELAND — 0.1%
1,085,974 Ossur HF(a) .................. 5,175,355
INDIA — 0.7%
6,013,944 Bank of Baroda ................ 12,400,366
106,356 IndiaMart InterMesh Ltd.(b)(c) .... 5,919,466
8,558,818 Indian Oil Corp. Ltd. ........... 8,561,586
400,191 Lupin Ltd. ................... 3,610,014
438,930 PB Fintech Ltd.(a) .............. 2,308,275
629,799 Sun TV Network Ltd. ........... 3,567,332
5,047,781 TV18 Broadcast Ltd.(a) .......... 2,098,510
186,550 WNS Holdings Ltd. - ADR(a) ..... 15,806,382
1,044,380 Zee Entertainment Enterprises Ltd. . 2,905,961
57,177,892
INDONESIA — 0.0%
31,000,900 Perusahaan Gas Negara Tbk PT .... 3,208,938
IRELAND — 0.1%
286,519 Alkermes Plc(a) ................ 8,205,904
50,166 COSMO Pharmaceuticals NV ..... 3,648,144
11,854,048
ISRAEL — 2.5%
32 Afcon Holdings Ltd. ............ 1,296
4,375 Africa Israel Residences Ltd. ....... 205,434
87,931 Airport City Ltd.(a) ............. 1,392,804
5,957 Arad Ltd. .................... 74,115
131,234 B Communications Ltd.(a) ....... 638,107
246,330 Bank Leumi Le-Israel BM ........ 2,176,913
3,902,791 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 6,467,758
1,881 Bonei Hatichon Civil Engineering &
Infrastructures Ltd. ......... 16,377
28,700 Carasso Motors Ltd. ............ 183,127
232,833 CyberArk Software Ltd.(a) ........ 32,801,513
123,734 Delek Automotive Systems Ltd. .... 1,528,105
1 Equital Ltd.(a) ................. 29
34,814 FIBI Holdings Ltd. ............. 1,465,178
247,667 First International Bank of Israel Ltd.
(The) .................... 10,004,220
205,653 Fiverr International Ltd.(a) ........ 7,627,670
779 FMS Enterprises Migun Ltd. ...... 25,059
6,005 Formula Systems 1985 Ltd. ....... 476,988
3,906 Fox Wizel Ltd. ................. 353,274
50,753 Gav-Yam Lands Corp. Ltd. ....... 410,065
7,959 Hamat Group Ltd.(a) ........... 53,060
6,438 Ilex Medical Ltd. ............... 164,133
Shares Value
ISRAEL (continued)
181,741 Isracard Ltd. .................. $ 612,652
16,883 Israel Corp. Ltd. ............... 6,264,380
8,469,067 Isramco Negev 2 LP ............. 2,999,649
1,358 Isras Investment Co. Ltd. ......... 265,027
355,807 JFrog Ltd.(a) .................. 9,147,798
570,504 Kornit Digital Ltd.(a) ........... 14,382,406
1,982 Lapidoth Capital Ltd. ........... 40,724
3,466 Levinstein Properties Ltd. ........ 86,713
19,216 Max Stock Ltd. ................ 36,298
190,170 Mivne Real Estate KD Ltd. ....... 610,186
41,402 Monday.com Ltd.(a) ............ 5,390,126
9,449 Naphtha Israel Petroleum Corp. Ltd. 48,544
334,500 Nice Ltd. - ADR(a) ............. 69,385,335
7,428,015 Oil Refineries Ltd. .............. 2,569,048
210,042 Partner Communications Co. Ltd.(a) 1,510,357
18,193 Phoenix Holdings Ltd. (The) ...... 195,659
322,363 Plus500 Ltd. .................. 7,396,152
434,402 Radware Ltd.(a) ................ 9,252,763
46,566 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 2,964,081
17,653 Reit 1 Ltd. ................... 87,497
907,780 Tel Aviv Stock Exchange Ltd. ...... 5,483,751
204,794,371
ITALY — 0.9%
541,509 A2A SpA ..................... 815,233
1,490 ACEA SpA ................... 22,841
215,355 Anima Holding SpA(b)(c) ........ 949,923
167,366 Arnoldo Mondadori Editore SpA ... 349,872
2,425 Avio SpA(b) .................. 26,223
228,985 Azimut Holding SpA ............ 5,716,768
145,193 Banca IFIS SpA ................ 2,431,582
93,413 Banca Mediolanum SpA ......... 893,721
12,200 BasicNet SpA ................. 73,283
283,780 BFF Bank SpA(b)(c) ............ 2,624,436
96,848 Biesse SpA .................... 1,561,230
267,091 BPER Banca .................. 733,727
11,807 Brunello Cucinelli SpA .......... 983,412
142,705 Buzzi Unicem SpA .............. 3,213,456
274,097 Cairo Communication SpA ....... 488,836
856 Cembre SpA .................. 27,951
28,416 Credito Emiliano SpA ........... 242,015
6,429 Danieli & C Officine Meccaniche SpA 166,604
49,191 Danieli & C Officine Meccaniche SpA
- RSP ................... 917,281
35,411 Datalogic SpA ................. 356,339
709,713 Davide Campari-Milano NV ...... 7,613,146
42,430 Digital Bros SpA ............... 1,003,765
6,655 Elica SpA .................... 21,094
38,989 ERG SpA .................... 1,177,329
3,563 Fine Foods & Pharmaceuticals NTM 31,904
10,432 Gefran SpA ................... 110,221
8,975 GPI SpA ..................... 138,915

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
ITALY (continued)
295,385 Immobiliare Grande Distribuzione
SIIQ SpA REIT ............ $ 914,705
133,809 Italgas SpA ................... 783,278
130,469 Iveco Group NV(a) ............. 1,068,617
1,278,333 Leonardo SpA ................. 13,164,450
4,161 LU-VE SpA ................... 121,092
640,937 Maire Tecnimont SpA ........... 2,470,220
128,053 Moncler SpA .................. 8,014,534
441 Orsero SpA ................... 7,322
5,003 Pharmanutra SpA .............. 320,812
99,096 Piaggio & C SpA ............... 374,353
158,781 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 122,987
172,985 Salvatore Ferragamo SpA ......... 3,432,961
31,494 Sanlorenzo SpA ................ 1,382,633
2,324,017 Saras SpA(a) .................. 4,029,231
9,102 SIT SpA ..................... 62,062
47,025 Sogefi SpA(a) .................. 56,808
4,799 SOL SpA .................... 105,894
212,850 Stevanato Group SpA ........... 4,188,888
1,632 TXT e-solutions SpA(a) .......... 25,472
481,431 Unipol Gruppo SpA ............ 2,521,429
3,545 Zignago Vetro SpA ............. 60,510
75,919,365
JAPAN — 7.6%
54,200 77 Bank Ltd. (The) ............. 967,979
4,500 A&A Material Corp. ............ 30,976
32,900 A&D HOLON Holdings Co. Ltd. .. 269,407
57,830 ABC-Mart, Inc. ................ 3,116,696
4,400 Abist Co. Ltd. ................. 99,970
2,600 Achilles Corp. ................. 25,046
39,000 Acom Co. Ltd. ................ 97,221
6,700 Adastria Co. Ltd. ............... 113,073
48,400 ADEKA Corp. ................ 818,988
22,800 Advanced Media, Inc.(a) ......... 234,465
28,000 Aeon Delight Co. Ltd. ........... 664,696
193,400 AEON Financial Service Co. Ltd. ... 1,960,400
990 AEON REIT Investment Corp. .... 1,094,179
30,900 Ai Holdings Corp. .............. 522,001
4,329 Aichi Financial Group, Inc. ....... 77,318
1,400 Aichi Tokei Denki Co. Ltd. ....... 14,731
5,700 Aidma Holdings, Inc.(a) ......... 220,220
2,900 Ain Holdings, Inc. .............. 125,394
6,600 Aiphone Co. Ltd. .............. 98,543
30,500 Aisan Industry Co. Ltd. .......... 176,899
13,700 AIT Corp. .................... 158,596
57,000 Akatsuki, Inc. ................. 1,014,224
1,700 Akita Bank Ltd. (The) ........... 24,621
152,000 Alfresa Holdings Corp. .......... 1,902,584
71,800 Alps Alpine Co. Ltd. ............ 735,662
3,100 Alps Logistics Co. Ltd. ........... 28,692
111,892 Altech Corp. .................. 1,923,337
Shares Value
JAPAN (continued)
42,400 Amada Co. Ltd. ................ $ 380,869
15,600 Amano Corp. ................. 285,417
57,100 Anest Iwata Corp. .............. 383,939
8,500 Anicom Holdings, Inc. .......... 40,407
61,400 Anritsu Corp. ................. 588,176
2,900 AOI Electronics Co. Ltd. ......... 40,983
7,300 AOKI Holdings, Inc. ............ 38,490
3,200 Arcs Co. Ltd. .................. 54,078
34,400 Arealink Co. Ltd. ............... 494,244
2,000 Ariake Japan Co. Ltd. ........... 67,461
38,000 Arisawa Manufacturing Co. Ltd. ... 411,298
23,100 ARTERIA Networks Corp. ....... 223,197
30,200 Artiza Networks, Inc. ............ 222,025
40,700 As One Corp. ................. 1,824,391
46,800 Asahi Co. Ltd. ................. 494,967
208,800 Asahi Diamond Industrial Co. Ltd. . 1,198,544
98,200 Asahi Holdings, Inc. ............ 1,545,012
21,300 Asahi Net, Inc. ................ 98,103
7,000 ASAHI YUKIZAI CORP. ........ 160,349
27,000 Asia Pile Holdings Corp. ......... 133,845
7,600 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 73,158
198,270 ASKUL Corp. ................. 2,620,825
21,304 Ateam, Inc. ................... 129,328
1,200 Aval Data Corp. ............... 39,255
74,096 Avant Group Corp. ............. 825,096
10,200 Axial Retailing, Inc. ............. 276,547
560,600 Azbil Corp. ................... 15,808,066
35,200 Bando Chemical Industries Ltd. .... 275,862
8,900 Bank of Iwate Ltd. (The) ......... 148,172
5,500 Bank of Nagoya Ltd. (The) ........ 149,626
2,200 Bank of Saga Ltd. (The) .......... 31,418
6,200 Bank of the Ryukyus Ltd. ........ 46,044
1,000 Base Co. Ltd. ................. 34,840
391,139 BASE, Inc.(a) ................. 796,759
3,900 Bell System24 Holdings, Inc. ...... 44,894
291,200 BIPROGY, Inc. ................ 7,608,103
95,200 BML, Inc. .................... 2,367,271
3,400 Bookoff Group Holdings Ltd. ..... 33,499
900 Boutiques, Inc.(a) .............. 25,784
124,180 Brother Industries Ltd. ........... 1,928,798
267,800 Bunka Shutter Co. Ltd. .......... 2,398,859
1,700 Business Brain Showa-Ota, Inc. .... 25,885
1,700 Canare Electric Co. Ltd. ......... 17,337
6,600 Canon Marketing Japan, Inc. ...... 156,654
1,300 Careerlink Co. Ltd. ............. 26,327
756,200 Carenet, Inc. .................. 6,309,344
2,900 Cawachi Ltd. .................. 50,099
2,400 Central Glass Co. Ltd. ........... 53,001
19,452 Central Security Patrols Co. Ltd. ... 393,145
188,000 Chiba Kogyo Bank Ltd. (The) ..... 728,286
5,700 Chino Corp. .................. 84,652
2,500 Chiyoda Integre Co. Ltd.(a) ....... 43,519

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
4,500 Chori Co. Ltd. ................ $ 82,107
5,000 Chuo Warehouse Co. Ltd. ........ 37,033
66,200 Citizen Watch Co. Ltd. .......... 314,952
950,380 CKD Corp. ................... 14,718,705
5,200 Cleanup Corp. ................ 26,132
26,000 CMIC Holdings Co. Ltd. ........ 352,240
101,400 COLOPL, Inc. ................ 519,244
320 Comforia Residential REIT, Inc. ... 711,025
224,400 Computer Engineering & Consulting
Ltd. ..................... 2,614,909
1,800 Core Corp. ................... 21,078
21,000 Cosel Co. Ltd. ................. 179,485
217,535 Credit Saison Co. Ltd. ........... 2,850,029
21,700 Creek & River Co. Ltd. .......... 366,086
63,000 Cresco Ltd. ................... 887,959
3,500 CTI Engineering Co. Ltd. ........ 89,267
13,900 CTS Co. Ltd. ................. 86,314
9,700 Cybernet Systems Co. Ltd. ........ 74,028
2,000 Dai-Dan Co. Ltd. .............. 33,914
9,700 Daihatsu Diesel Manufacturing Co.
Ltd. ..................... 39,971
32,200 Daihen Corp. ................. 1,050,707
600 Daiichi Jitsugyo Co. Ltd. ......... 21,712
4,400 Daiken Corp. ................. 74,345
58,600 Daiken Medical Co. Ltd. ......... 208,547
13,679 Daikoku Denki Co. Ltd. ......... 211,605
188,559 Daikokutenbussan Co. Ltd. ....... 7,897,229
14,100 Daisue Construction Co. Ltd. ..... 126,835
35,100 Daito Pharmaceutical Co. Ltd. ..... 710,742
38,500 Daitron Co. Ltd. ............... 723,265
475 Daiwa House REIT Investment Corp. 1,033,474
5,200 Daiwa Industries Ltd. ........... 48,417
42,400 Daiwabo Holdings Co. Ltd. ....... 641,763
193,600 Dear Life Co. Ltd. .............. 932,741
43,300 DeNA Co. Ltd. ................ 607,143
34,900 Denka Co. Ltd. ................ 723,988
1,500 Densan System Holdings Co. Ltd. .. 25,088
39,700 Dentsu Group, Inc. ............. 1,278,693
6,300 Denyo Co. Ltd. ................ 75,143
38,900 Digital Garage, Inc. ............. 1,390,379
29,700 Digital Holdings, Inc.(a) ......... 289,574
3,800 Digital Information Technologies
Corp. ................... 53,348
6,670 Disco Corp. .................. 2,003,886
4,600 DKK Co. Ltd. ................. 68,199
46,800 DMG Mori Co. Ltd. ............ 714,834
117,700 Doshisha Co. Ltd. .............. 1,541,206
21,700 Dowa Holdings Co. Ltd. ......... 757,616
58,000 Duskin Co. Ltd. ............... 1,355,547
6,700 Ebase Co. Ltd. ................. 29,194
1,800 Eco's Co. Ltd. ................. 25,969
16,400 Ehime Bank Ltd. (The) .......... 121,540
126,900 Eiken Chemical Co. Ltd. ......... 1,553,938
Shares Value
JAPAN (continued)
19,900 Eizo Corp. ................... $ 556,254
105,100 Elecom Co. Ltd. ............... 1,103,220
4,600 Elematec Corp. ................ 58,331
301,050 en Japan, Inc. ................. 5,731,634
2,900 Endo Lighting Corp. ............ 17,270
4,200 Enplas Corp. .................. 121,353
1,900 ESPEC Corp. ................. 29,632
3,600 Exedy Corp. .................. 48,424
100,900 EXEO Group, Inc. ............. 1,834,723
200 Fabrica Communications Co. Ltd. .. 5,501
8,500 FALCO HOLDINGS Co. Ltd. .... 120,618
331,500 FAN Communications, Inc. ....... 1,052,988
7,600 Fancl Corp. ................... 154,336
8,900 FCC Co. Ltd. ................. 99,147
58,905 Ferrotec Holdings Corp. ......... 1,475,374
77,300 Financial Partners Group Co. Ltd. .. 632,795
3,000 Fixstars Corp. ................. 30,328
14,100 FJ Next Holdings Co. Ltd. ........ 108,705
6,600 Forum Engineering, Inc. ......... 44,545
6,100 Foster Electric Co. Ltd. .......... 45,077
106,027 Freee KK(a) ................... 2,799,804
2,600 Frontier Management, Inc.(a) ..... 29,763
470 Frontier Real Estate Investment Corp.
REIT ................... 1,812,408
22,000 Fudo Tetra Corp. ............... 261,332
29,100 Fuji Corp. .................... 484,518
2,800 Fuji Corp. .................... 29,009
23,400 Fuji Pharma Co. Ltd. ............ 191,808
14,500 Fuji Soft, Inc. ................. 865,470
198,400 Fujikura Ltd. .................. 1,508,110
30,500 Fujimi, Inc. ................... 1,546,804
4,100 Fujimori Kogyo Co. Ltd. ......... 105,269
30,300 Fujisash Co. Ltd. ............... 16,792
500,700 Fujitec Co. Ltd. ................ 12,405,943
1,000 Fukuda Corp. ................. 35,024
7,400 Fukuda Denshi Co. Ltd. ......... 257,885
74,753 Fukui Computer Holdings, Inc. .... 1,723,871
800 Fukushima Galilei Co. Ltd. ....... 27,156
6,300 Fukuyama Transporting Co. Ltd. ... 163,019
145,200 FULLCAST Holdings Co. Ltd. .... 3,153,831
19,000 Funai Soken Holdings, Inc. ....... 411,209
33,200 Furukawa Electric Co. Ltd. ....... 644,359
111,700 Furuno Electric Co. Ltd. ......... 800,689
78,783 Furyu Corp. .................. 703,089
1,400 Fuso Pharmaceutical Industries Ltd. . 20,860
71,600 Future Corp. .................. 932,363
9,900 Fuyo General Lease Co. Ltd. ...... 680,404
17,900 Gakken Holdings Co. Ltd. ........ 134,358
38,400 Gakujo Co. Ltd. ............... 414,239
12,200 Gecoss Corp. .................. 82,911
82,000 Glory Ltd. .................... 1,434,190
66,600 GMO Financial Gate, Inc. ........ 4,264,009
43,397 Goldcrest Co. Ltd. .............. 544,427

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
33,800 Good Com Asset Co. Ltd. ........ $ 205,635
21,400 Grandy House Corp. ............ 95,982
145,000 Gree, Inc. .................... 788,998
370,980 GungHo Online Entertainment, Inc.
(a) ...................... 6,182,546
24,200 Gunze Ltd. ................... 796,937
185,900 H.U. Group Holdings, Inc. ....... 3,945,732
3,700 Hamakyorex Co. Ltd. ........... 92,658
73,085 Hamamatsu Photonics KK ........ 3,904,953
7,600 Hamee Corp. ................. 44,095
38,200 Hanwa Co. Ltd.(a) ............. 1,216,331
29,100 Happinet Corp. ................ 454,908
3,800 Hard Off Corp. Co. Ltd. ......... 37,815
4,400 Harima Chemicals Group, Inc. .... 28,363
30,100 Harmonic Drive Systems, Inc. ..... 1,013,797
28,700 Heiwa Corp. .................. 520,733
6,500 Heiwa Real Estate Co. Ltd. ....... 185,966
11,700 Heiwado Co. Ltd. .............. 195,546
31,500 Hino Motors Ltd.(a) ............ 134,743
12,400 Hioki EE Corp. ................ 708,994
9,700 Hiroshima Gas Co. Ltd. .......... 25,536
73,200 Hisamitsu Pharmaceutical Co., Inc. . 2,279,443
17,411 Hito Communications Holdings, Inc. 218,269
32,800 Hochiki Corp. ................. 366,118
1,200 Hodogaya Chemical Co. Ltd. ...... 30,922
4,800 Hokkaido Gas Co. Ltd. .......... 65,827
130,400 Hokuhoku Financial Group, Inc. ... 1,032,761
3,000 Hoosiers Holdings Co. Ltd. ....... 18,310
54,800 Horiba Ltd. ................... 2,523,688
7,900 Hosokawa Micron Corp. ......... 168,481
4,100 House Foods Group, Inc. ......... 87,475
27,900 Hyakujushi Bank Ltd. (The) ....... 438,465
8,000 IBJ, Inc. ..................... 61,840
1,700 Ichiken Co. Ltd. ............... 23,710
8,200 Ichikoh Industries Ltd. .......... 24,537
4,600 Ichinen Holdings Co. Ltd. ........ 45,589
2,200 ID Holdings Corp. ............. 16,585
19,900 Idec Corp. .................... 473,854
47,115 Idemitsu Kosan Co. Ltd. ......... 1,177,911
23,300 IHI Corp. .................... 707,963
7,700 Inaba Denki Sangyo Co. Ltd. ...... 167,289
1,200 I-NE Co. Ltd.(a) ............... 29,164
54,700 Ines Corp. .................... 583,175
35,800 Infocom Corp. ................ 603,467
1,856,611 Infomart Corp. ................ 6,006,249
39,700 Information Services International-
Dentsu Ltd. ............... 1,315,195
106,045 Inpex Corp. ................... 1,165,291
16,000 Insource Co. Ltd. .............. 180,008
6,100 Intelligent Wave, Inc. ............ 37,120
439,820 Internet Initiative Japan, Inc. ...... 8,253,567
40,500 I-PEX, Inc. ................... 360,497
9,800 IR Japan Holdings Ltd. .......... 138,149
Shares Value
JAPAN (continued)
17,000 ISB Corp. .................... $ 156,376
2,000 Iseki & Co. Ltd. ............... 18,834
142,530 Isuzu Motors Ltd. .............. 1,802,342
75,500 Itfor, Inc. .................... 503,257
85,400 Itochu Techno-Solutions Corp. .... 2,114,291
1,500 Itochu-Shokuhin Co. Ltd. ........ 58,216
71,800 Itoki Corp. ................... 388,549
5,700 Iwaki Co. Ltd. ................. 55,472
4,600 Iwasaki Electric Co. Ltd. ......... 84,630
68,500 Izumi Co. Ltd. ................ 1,550,961
92,800 JAC Recruitment Co. Ltd. ........ 1,686,580
158,760 JAFCO Group Co. Ltd. .......... 2,833,092
150,700 Japan Aviation Electronics Industry
Ltd. ..................... 2,588,989
1,060 Japan Excellent, Inc. REIT ........ 1,011,517
100,700 Japan Lifeline Co. Ltd. ........... 740,110
2,900 Japan Medical Dynamic Marketing,
Inc. ..................... 19,379
1,490 Japan Metropolitan Fund Invest REIT 1,151,896
7,800 Japan Petroleum Exploration Co. Ltd. 252,850
36,100 Japan Post Insurance Co. Ltd. ..... 644,023
11,400 Japan Pulp & Paper Co. Ltd. ...... 480,977
48,400 Japan System Techniques Co. Ltd. .. 662,160
14,500 Japan Transcity Corp. ........... 59,839
42,091 JBCC Holdings, Inc. ............ 607,788
39,400 JCR Pharmaceuticals Co. Ltd. ..... 486,133
5,500 JCU Corp. ................... 136,381
140,400 Jeol Ltd. ..................... 4,122,711
83,900 JINUSHI Co. Ltd. ............. 1,199,074
3,200 JK Holdings Co. Ltd. ........... 26,137
5,500 Joshin Denki Co. Ltd. ........... 84,566
13,000 JP-Holdings, Inc. ............... 34,079
15,100 JSB Co. Ltd. .................. 471,472
2,500 Juroku Financial Group, Inc. ...... 60,163
62,900 Justsystems Corp. .............. 1,566,508
58,400 JVCKenwood Corp. ............ 162,977
3,800 K&O Energy Group, Inc. ........ 58,995
1,200 Kaga Electronics Co. Ltd. ........ 39,972
56,300 Kajima Corp. ................. 691,436
54,800 Kaken Pharmaceutical Co. Ltd. .... 1,590,619
2,000 Kakiyasu Honten Co. Ltd. ........ 31,054
64,800 Kamigumi Co. Ltd. ............. 1,325,582
3,500 Kanaden Corp. ................ 30,127
172,900 Kanamoto Co. Ltd. ............. 3,007,238
23,900 Kandenko Co. Ltd. ............. 160,635
2,600 Kaneka Corp. ................. 68,261
54,600 Kanematsu Corp. .............. 667,661
2,100 Kanematsu Electronics Ltd. ....... 100,290
50,300 Katitas Co. Ltd. ................ 1,233,378
5,800 Kawada Technologies, Inc. ........ 151,598
22,100 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 441,978
33,300 Kawasaki Kisen Kaisha Ltd. ....... 695,333

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
49,700 Keihanshin Building Co. Ltd. ..... $ 523,603
6,300 Keiyo Bank Ltd. (The) ........... 29,925
830 Kenedix Office Investment Corp.
REIT ................... 1,971,717
855 Kenedix Residential Next Investment
Corp. REIT ............... 1,274,348
43,400 Kewpie Corp. ................. 755,615
31,500 KH Neochem Co. Ltd. .......... 671,400
45,300 Kimoto Co. Ltd. ............... 72,304
4,200 Kimura Unity Co. Ltd. .......... 30,516
76,000 Kinden Corp. ................. 871,078
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,126,879
1,800 Kita-Nippon Bank Ltd. (The) ...... 30,842
49,750 Kitz Corp. .................... 315,050
7,400 Koa Shoji Holdings Co. Ltd. ...... 37,416
5,100 Koatsu Gas Kogyo Co. Ltd. ....... 26,066
17,600 Kobayashi Pharmaceutical Co. Ltd. . 1,263,541
148,900 Kobe Bussan Co. Ltd. ........... 4,299,005
179,900 Kobe Steel Ltd. ................ 969,217
70,600 Koei Tecmo Holdings Co. Ltd. ..... 1,283,943
14,800 Kokuyo Co. Ltd. ............... 211,035
6,700 KOMEDA Holdings Co. Ltd. ..... 124,575
73,500 Komeri Co. Ltd. ............... 1,507,773
100,700 Komori Corp. ................. 680,204
50,045 Konami Group Corp. ........... 2,460,887
86,700 Konica Minolta, Inc. ............ 363,342
16,400 Konoike Transport Co. Ltd. ....... 194,566
5,700 Kose Corp. ................... 628,898
7,300 Koshidaka Holdings Co. Ltd. ...... 52,858
3,600 KRS Corp. ................... 26,460
67,900 K's Holdings Corp. ............. 600,299
54,600 Kumagai Gumi Co. Ltd. ......... 1,122,076
31,000 Kurabo Industries Ltd. ........... 531,674
8,900 Kureha Corp. ................. 581,280
1,100 Kusuri no Aoki Holdings Co. Ltd. .. 61,979
5,100 Kyodo Printing Co. Ltd. ......... 112,840
10,000 Kyoei Steel Ltd. ................ 109,315
95,300 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 1,094,736
23,500 Kyokuto Securities Co. Ltd. ....... 107,194
9,200 Kyosan Electric Manufacturing Co.
Ltd. ..................... 28,900
6,100 LAC Co. Ltd. ................. 37,960
63,000 Lawson, Inc. .................. 2,519,135
3,100 Lifedrink Co., Inc. .............. 55,477
2,400 M&A Research Institute, Inc.(a) ... 192,859
154,153 M3, Inc. ..................... 4,214,994
44,200 Mabuchi Motor Co. Ltd. ......... 1,265,903
2,500 Maezawa Kyuso Industries Co. Ltd. . 17,782
1,600 Makino Milling Machine Co. Ltd. .. 57,437
20,000 Mandom Corp. ................ 226,747
5,500 Mani, Inc. .................... 80,449
4,900 Maruwa Co. Ltd. ............... 626,364
7,400 Maruzen Showa Unyu Co. Ltd. .... 179,312
Shares Value
JAPAN (continued)
225,600 Marvelous, Inc. ................ $ 1,208,732
54,300 Max Co. Ltd. ................. 849,538
46,500 Maxell Ltd. ................... 507,473
76,400 Medipal Holdings Corp. ......... 1,020,015
73,000 Megachips Corp. ............... 1,524,235
11,500 Megmilk Snow Brand Co. Ltd. .... 160,955
97,600 Meidensha Corp. ............... 1,449,895
3,300 Meiji Electric Industries Co. Ltd. ... 28,745
57,800 Meiko Network Japan Co. Ltd. .... 274,549
16,500 Meisei Industrial Co. Ltd. ........ 105,200
268,800 Meitec Corp. .................. 5,056,586
26,000 Melco Holdings, Inc. ............ 671,020
67,900 Menicon Co. Ltd. .............. 1,500,381
3,200 METAWATER Co. Ltd. ......... 42,237
346,400 Micronics Japan Co. Ltd. ......... 3,715,732
12,800 Milbon Co. Ltd. ............... 562,916
15,500 Mimasu Semiconductor Industry Co.
Ltd. ..................... 307,441
156,300 Mirait one Corp. ............... 1,906,111
583,600 Mirarth Holdings, Inc. .......... 1,727,786
22,700 Miroku Jyoho Service Co. Ltd. ..... 284,503
62,000 Mito Securities Co. Ltd. .......... 142,447
23,200 Mitsubishi Gas Chemical Co., Inc. .. 339,011
15,600 Mitsubishi Heavy Industries Ltd. ... 611,676
4,500 Mitsubishi Kakoki Kaisha Ltd. ..... 76,036
63,500 Mitsubishi Logistics Corp. ........ 1,482,813
40,400 Mitsubishi Materials Corp. ....... 693,942
7,300 Mitsubishi Pencil Co. Ltd. ........ 81,889
24,800 Mitsubishi Research Institute, Inc. .. 964,926
20,000 Mitsubishi Shokuhin Co. Ltd. ..... 482,087
39,300 Mitsuboshi Belting Ltd. .......... 1,121,383
26,100 Mitsui Mining & Smelting Co. Ltd. . 695,332
164,850 Mitsui OSK Lines Ltd. .......... 4,091,368
10,300 Mitsui-Soko Holdings Co. Ltd. .... 296,136
70,200 Miura Co. Ltd. ................ 1,756,637
153,300 Mixi, Inc. .................... 2,941,180
900 Miyaji Engineering Group, Inc. .... 24,990
1,500 Miyazaki Bank Ltd. (The) ........ 30,748
5,700 Mizuho Medy Co. Ltd. .......... 141,727
87,750 Mizuno Corp. ................. 1,991,004
22,100 Mochida Pharmaceutical Co. Ltd. .. 593,598
193,500 Money Forward, Inc.(a) .......... 7,175,651
392,800 MonotaRO Co. Ltd. ............ 5,950,278
2,900 MORESCO Corp. ............. 27,108
8,300 Morinaga & Co. Ltd. ............ 246,102
210,193 Morinaga Milk Industry Co. Ltd. ... 7,775,607
3,700 Morita Holdings Corp. .......... 34,630
8,800 Morito Co. Ltd. ............... 64,453
1,500 Morozoff Ltd. ................. 38,927
3,800 Mory Industries, Inc. ............ 85,753
46,580 Mugen Estate Co. Ltd. ........... 175,712
8,100 Nachi-Fujikoshi Corp. ........... 244,906
16,900 Nagaileben Co. Ltd. ............ 256,030

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
31,600 Nagano Keiki Co. Ltd. ........... $ 279,649
17,500 Naigai Trans Line Ltd. ........... 293,085
4,400 Nakabayashi Co. Ltd. ........... 16,470
3,900 Nakamoto Packs Co. Ltd. ........ 47,643
41,200 Nakanishi, Inc. ................ 874,082
1,700 Nanyo Corp. .................. 25,949
68,100 NEC Corp. ................... 2,460,292
3,000 NEOJAPAN, Inc. .............. 22,889
19,700 Neturen Co. Ltd. ............... 104,471
24,900 Nextage Co. Ltd. ............... 560,079
1,400 Nice Corp. ................... 14,355
10,700 Nichias Corp. ................. 207,137
15,900 Nichiban Co. Ltd. .............. 222,272
4,500 Nichiha Corp. ................. 96,585
19,400 Nihon Chouzai Co. Ltd. ......... 175,292
21,900 Nihon Falcom Corp. ............ 212,058
68,200 Nihon Kohden Corp. ........... 1,791,682
2,900 Nihon Trim Co. Ltd. ............ 65,435
2,700 Niitaka Co. Ltd. ............... 41,990
4,300 Nikkon Holdings Co. Ltd. ........ 82,791
120 Nippon Accommodations Fund, Inc.
REIT ................... 538,611
8,100 Nippon Air Conditioning Services Co.
Ltd. ..................... 44,010
380 Nippon Building Fund, Inc. REIT .. 1,660,738
23,500 Nippon Express Holdings, Inc. ..... 1,363,769
5,900 Nippon Kayaku Co. Ltd. ......... 54,788
900 Nippon Road Co. Ltd. (The) ...... 42,961
3,900 Nippon Shokubai Co. Ltd. ....... 165,107
1,900 Nippon Soda Co. Ltd. ........... 62,102
147,205 Nippon Steel Corp. ............. 3,064,034
31,600 Nippon Thompson Co. Ltd. ...... 144,828
75,100 Nipro Corp. .................. 602,858
123,300 Nishi-Nippon Financial Holdings, Inc. 1,026,286
21,900 Nishio Rent All Co. Ltd. ......... 528,290
1,500 Nissei ASB Machine Co. Ltd. ...... 52,068
54,000 Nissha Co. Ltd. ................ 803,441
309,300 Nisshinbo Holdings, Inc. ......... 2,311,993
1,800 Nissin Corp. .................. 30,652
64,100 Nissin Electric Co. Ltd. .......... 664,600
32,900 Nisso Corp. ................... 150,203
11,100 Nitta Corp. ................... 245,445
142,700 Nitto Kogyo Corp. ............. 2,671,284
2,100 Nitto Kohki Co. Ltd. ............ 24,833
39,800 Nitto Seiko Co. Ltd. ............ 156,038
61,900 Nittoc Construction Co. Ltd. ...... 440,431
7,400 Noda Corp. ................... 63,218
45,900 NOF Corp. ................... 1,955,212
9,300 Noritake Co. Ltd. .............. 301,519
50,300 Noritsu Koki Co. Ltd. ........... 911,052
70,400 Noritz Corp. .................. 813,868
12,400 NS Solutions Corp. ............. 319,158
258,622 NSD Co. Ltd. ................. 4,646,371
Shares Value
JAPAN (continued)
2,061 NSW, Inc. .................... $ 32,768
1,210 NTT UD REIT Investment Corp. .. 1,234,059
5,800 OBIC Business Consultants Co. Ltd. 227,780
3,400 Ohara, Inc. ................... 31,756
2,400 Ohsho Food Service Corp. ........ 112,161
2,800 Oiles Corp. ................... 33,326
10,000 Oita Bank Ltd. (The) ............ 168,238
13,200 Okabe Co. Ltd. ................ 74,076
146,200 Okamura Corp. ................ 1,603,590
356,400 Oki Electric Industry Co. Ltd. ..... 2,013,204
5,600 Okinawa Cellular Telephone Co. ... 135,493
30,500 OKUMA Corp. ................ 1,236,258
8,500 Okura Industrial Co. Ltd. ........ 123,325
1,700 One Career, Inc.(a) ............. 51,633
24,500 Ono Pharmaceutical Co. Ltd. ...... 531,618
40 Ooedo Onsen REIT Investment Corp. 18,871
55,900 Open Up Group, Inc. ........... 824,555
5,100 Optim Corp.(a) ................ 44,977
2,200 Optorun Co. Ltd. .............. 43,414
12,900 Oracle Corp. Japan ............. 883,738
36,800 Organo Corp. ................. 935,432
61,200 Oriental Shiraishi Corp. .......... 146,176
415 Orix JREIT, Inc. REIT .......... 570,983
7,700 Oro Co. Ltd. .................. 113,542
204,400 Osaki Electric Co. Ltd. .......... 846,975
86,900 OSG Corp. ................... 1,363,887
59,200 Otsuka Corp. ................. 1,947,654
19,230 Oyo Corp. ................... 300,056
31,400 Pan Pacific International Holdings
Corp. ................... 580,685
7,200 PAPYLESS Co. Ltd. ............ 55,776
33,000 Paramount Bed Holdings Co. Ltd. .. 633,810
4,800 Pasco Corp. ................... 52,101
51,800 Pasona Group, Inc. ............. 835,769
40,600 Pegasus Sewing Machine
Manufacturing Co. Ltd. ...... 210,424
1,300 People Dreams & Technologies Group
Co. Ltd. ................. 14,426
448,245 PeptiDream, Inc.(a) ............. 6,998,624
900 Pickles Holdings Co. Ltd. ........ 8,396
62,300 Pola Orbis Holdings, Inc. ......... 898,847
46,300 Pole To Win Holdings, Inc. ....... 311,881
77,100 Prestige International, Inc. ........ 430,095
40,500 Pronexus, Inc. ................. 303,869
108,352 Proto Corp. ................... 1,061,353
18,000 Punch Industry Co. Ltd. ......... 64,228
2,300 QB Net Holdings Co. Ltd. ....... 26,431
38,100 Qol Holdings Co. Ltd. .......... 344,386
4,500 Quick Co. Ltd. ................ 70,644
17,100 RaQualia Pharma, Inc.(a) ........ 134,344
97,700 Raysum Co. Ltd. ............... 1,032,574
1,800 Relo Group, Inc. ............... 30,504
3,300 Ride On Express Holdings Co. Ltd. . 27,418

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
15,000 Riken Corp. .................. $ 280,292
72,800 Riken Technos Corp. ............ 296,932
21,500 Riken Vitamin Co. Ltd. .......... 318,724
7,900 Rinnai Corp. .................. 623,547
7,600 Rion Co. Ltd. ................. 109,253
3,500 Riso Kagaku Corp. ............. 58,397
4,600 Rock Field Co. Ltd. ............. 56,388
139,460 Rohm Co. Ltd. ................ 11,175,146
241,800 Rohto Pharmaceutical Co. Ltd. .... 4,461,554
57,900 Roland DG Corp. .............. 1,295,847
58,700 Round One Corp. .............. 216,286
100 Saison Information Systems Co. Ltd. 1,451
30,200 Saizeriya Co. Ltd. .............. 748,628
3,000 Sakai Heavy Industries Ltd. ....... 83,111
4,400 Sakai Moving Service Co. Ltd. ..... 152,155
77,410 Sakata Seed Corp. .............. 2,473,100
3,400 San ju San Financial Group, Inc. ... 43,673
4,400 Sanei Architecture Planning Co. Ltd. 50,519
7,200 Sangetsu Corp. ................ 126,527
27,400 Sanken Electric Co. Ltd. ......... 1,555,992
95,505 Sankyo Co. Ltd. ............... 3,857,602
15,200 Sankyo Tateyama, Inc. ........... 78,875
43,400 Sankyu, Inc. .................. 1,705,263
11,300 Sansha Electric Manufacturing Co.
Ltd. ..................... 80,585
445,500 Santen Pharmaceutical Co. Ltd. .... 3,473,009
93,200 Sanwa Holdings Corp. ........... 986,654
1,800 Sanyo Denki Co. Ltd. ........... 87,260
5,200 Sanyo Shokai Ltd.(a) ............ 56,701
2,000 Sanyo Trading Co. Ltd. .......... 17,485
105,700 Sato Holdings Corp. ............ 1,722,957
77,440 Sawai Group Holdings Co. Ltd. .... 2,395,976
72,870 SBI Holdings, Inc. .............. 1,544,794
69,900 SCREEN Holdings Co. Ltd. ...... 5,208,733
26,900 Scroll Corp. ................... 150,716
139,200 SCSK Corp. .................. 2,267,210
5,400 Seed Co. Ltd. ................. 21,480
1,800 Seika Corp. ................... 22,381
125,200 Seikagaku Corp. ............... 800,214
39,500 Seiko Group Corp. ............. 891,786
70,700 Seino Holdings Co. Ltd. ......... 706,080
9,400 Sekisui Jushi Corp. ............. 142,671
17,100 Sekisui Kasei Co. Ltd. ........... 51,235
900 Semba Corp. .................. 4,919
3,000 SERAKU Co. Ltd. .............. 33,624
972,400 SG Holdings Co. Ltd. ........... 15,005,417
4,900 Shibaura Machine Co. Ltd. ....... 107,353
18,200 Shibaura Mechatronics Corp. ...... 1,530,776
3,600 Shibusawa Warehouse Co. Ltd. (The) 57,975
8,000 Shibuya Corp. ................. 156,003
12,500 Shikoku Bank Ltd. (The) ......... 95,793
2,200 Shimizu Bank Ltd. (The) ......... 26,232
Shares Value
JAPAN (continued)
58,700 Shindengen Electric Manufacturing
Co. Ltd. ................. $ 1,524,569
16,300 Shinmaywa Industries Ltd. ........ 135,572
27,500 Shinnihon Corp. ............... 175,346
12,200 Shinnihonseiyaku Co. Ltd. ........ 136,969
15,200 Shoei Co. Ltd. ................. 585,285
6,597 Shofu, Inc. ................... 118,324
3,400 Sigma Koki Co. Ltd. ............ 40,280
38,800 SIGMAXYZ Holdings, Inc. ....... 413,006
64,400 Sinfonia Technology Co. Ltd. ...... 778,081
47,900 Sinko Industries Ltd. ............ 577,704
49,200 SK-Electronics Co. Ltd. .......... 455,724
2,900 SMK Corp. ................... 52,416
92,700 SMS Co. Ltd. ................. 2,438,429
18,200 Soda Nikka Co. Ltd. ............ 104,602
152,800 Sodick Co. Ltd. ................ 889,032
53,600 Sohgo Security Services Co. Ltd. ... 1,475,710
103,713 Soliton Systems KK ............. 918,029
60,680 Sosei Group Corp.(a) ............ 1,149,362
3,500 Space Co. Ltd. ................. 25,348
6,000 Sprix, Inc. .................... 41,462
13,000 Square Enix Holdings Co. Ltd. ..... 614,786
4,400 SRA Holdings ................. 105,769
3,600 ST Corp. ..................... 43,540
35,400 Star Mica Holdings Co. Ltd. ...... 184,244
158,100 Star Micronics Co. Ltd. .......... 2,062,735
105,600 Starts Corp., Inc. ............... 2,099,911
4,600 St-Care Holding Corp. .......... 29,356
4,100 Stella Chemifa Corp. ............ 81,746
2,200 Step Co. Ltd. .................. 30,570
22,300 Studio Alice Co. Ltd. ............ 366,505
32,200 Subaru Corp. ................. 529,099
21,800 Sugi Holdings Co. Ltd. .......... 952,837
2,900 Sumitomo Bakelite Co. Ltd. ....... 94,494
28,200 Sumitomo Heavy Industries Ltd. ... 627,091
34,300 Sumitomo Metal Mining Co. Ltd. .. 1,392,691
77,500 Sumitomo Mitsui Construction Co.
Ltd. ..................... 250,666
19,000 Sumitomo Mitsui Trust Holdings, Inc. 692,144
421,200 Sumitomo Pharma Co. Ltd. ....... 2,961,401
69,500 Sumitomo Warehouse Co. Ltd. (The) 1,070,093
173,900 Sun Frontier Fudousan Co. Ltd. .... 1,499,073
40,200 Sun-Wa Technos Corp. .......... 576,088
86,400 Suzuken Co. Ltd. .............. 2,275,613
1,100 Taihei Dengyo Kaisha Ltd. ........ 29,473
32,800 Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 1,379,755
21,600 Takamatsu Construction Group Co.
Ltd. ..................... 330,710
4,400 Takaoka Toko Co. Ltd. .......... 71,479
3,300 Takara & Co. Ltd. .............. 53,955
100,500 Takara Holdings, Inc. ........... 816,676
86,900 Takara Standard Co. Ltd. ......... 948,360

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
13,200 Takasago International Corp. ...... $ 261,773
1,000 Take And Give Needs Co. Ltd.(a) ... 9,938
53,400 Takeuchi Manufacturing Co. Ltd. .. 1,181,873
18,200 Takuma Co. Ltd. ............... 180,282
124,400 Tamron Co. Ltd. ............... 3,015,726
81,000 Tanseisha Co. Ltd. .............. 449,787
5,900 TDC Soft, Inc. ................ 73,138
96,300 TechMatrix Corp. .............. 1,318,338
1,100 Techno Medica Co. Ltd. ......... 14,732
28,100 TechnoPro Holdings, Inc. ........ 874,898
8,400 Teikoku Electric Manufacturing Co.
Ltd. ..................... 158,018
66 Tekken Corp. ................. 930
73,100 Temairazu, Inc. ................ 2,897,329
19,187 T-Gaia Corp. .................. 245,117
85,580 TIS, Inc. ..................... 2,467,729
11,500 Toa Corp. .................... 68,618
8,200 Tobishima Corp. ............... 66,212
99,700 TOC Co. Ltd. ................. 522,521
6,300 Tocalo Co. Ltd. ................ 60,351
109,465 Tochigi Bank Ltd. (The) .......... 258,735
2,100 Toho Co. Ltd. ................. 26,151
3,300 Toho Gas Co. Ltd. .............. 64,719
151,900 Toho Holdings Co. Ltd. .......... 2,480,878
79,200 Tokai Carbon Co. Ltd. .......... 683,309
24,000 Tokai Corp. ................... 361,153
6,100 Tokai Rika Co. Ltd. ............. 70,806
14,200 Tokuyama Corp. ............... 207,742
11,000 Tokyo Keiki, Inc. ............... 110,714
12,600 Tokyo Ohka Kogyo Co. Ltd. ...... 621,010
4,100 Tokyo Rakutenchi Co. Ltd. ....... 131,636
5,300 Tokyo Rope Manufacturing Co. Ltd. 42,697
120,900 Tokyo Seimitsu Co. Ltd. ......... 4,162,573
165,710 Tokyo Tatemono Co. Ltd. ........ 2,054,392
27,300 Tokyotokeiba Co. Ltd. ........... 813,833
996,645 Tokyu Fudosan Holdings Corp. .... 5,057,210
1,035 Tokyu REIT, Inc. .............. 1,559,564
58,085 TOMONY Holdings, Inc. ........ 178,403
255,890 Tomy Co. Ltd. ................ 2,525,455
800 Tonami Holdings Co. Ltd. ........ 22,655
68,400 Topcon Corp. ................. 891,357
5,700 Torishima Pump Manufacturing Co.
Ltd. ..................... 66,704
200,700 Tosei Corp. ................... 2,291,353
450,939 Toshiba Corp. ................. 15,488,244
60,955 Toshiba TEC Corp. ............. 1,734,543
91,300 TOTO Ltd. ................... 3,548,186
142,500 Towa Pharmaceutical Co. Ltd. ..... 2,249,856
6,600 Toyo Denki Seizo KK ........... 44,554
20,100 Toyo Engineering Corp.(a) ........ 94,928
18,700 Toyo Machinery & Metal Co. Ltd. .. 80,683
44,700 Toyo Seikan Group Holdings Ltd. .. 580,246
48,900 Toyo Tire Corp. ................ 585,014
Shares Value
JAPAN (continued)
5,700 TPR Co. Ltd. ................. $ 57,797
3,100 Trancom Co. Ltd. .............. 177,622
142,300 Transcosmos, Inc. .............. 3,714,866
42,605 Trend Micro, Inc.(a) ............ 2,109,545
2,900 Trinity Industrial Corp. .......... 14,817
61,500 Trusco Nakayama Corp. ......... 1,007,570
96,800 Tsubakimoto Chain Co. ......... 2,317,266
68,700 Tsugami Corp. ................ 760,533
90,000 Tsukuba Bank Ltd. ............. 169,933
8,200 Tsumura & Co. ................ 175,333
4,900 Tsuruha Holdings, Inc. .......... 360,775
15,700 TV Asahi Holdings Corp. ........ 162,479
35,000 UACJ Corp. .................. 657,174
196,900 Ubicom Holdings, Inc. .......... 3,498,128
9,800 Uchida Yoko Co. Ltd. ........... 356,061
4,400 Union Tool Co. ................ 116,091
48,400 UNITED, Inc. ................ 461,626
153,000 Ushio, Inc. ................... 2,050,897
147,040 USS Co. Ltd. ................. 2,418,539
24,900 UT Group Co. Ltd. ............. 507,208
37,900 V Technology Co. Ltd. .......... 785,053
14,800 Valor Holdings Co. Ltd. ......... 213,283
7,400 Vector, Inc. ................... 73,066
7,100 VINX Corp. .................. 81,438
4,000 Vision, Inc.(a) ................. 44,740
2,800 Visional, Inc.(a) ................ 202,884
9,700 Vital KSK Holdings, Inc. ......... 62,512
311,500 Wacom Co. Ltd. ............... 1,538,374
17,700 Warabeya Nichiyo Holdings Co. Ltd. 268,475
2,900 Waseda Academy Co. Ltd. ........ 25,526
800 WDB coco Co. Ltd. ............ 36,107
19,600 WDB Holdings Co. Ltd. ......... 324,336
36,400 Will Group, Inc. ............... 343,823
3,700 WingArc1st, Inc. ............... 56,223
23,200 Workman Co. Ltd. ............. 945,997
2,000 Wowow, Inc. .................. 19,207
85,500 Xebio Holdings Co. Ltd. ......... 610,188
125,700 YAMABIKO Corp. ............. 1,100,560
2,200 YAMADA Consulting Group Co. Ltd. 19,847
2,100 Yamae Group Holdings Co. Ltd. ... 23,484
4,500 Yamagata Bank Ltd. (The) ........ 44,418
80,000 Yamaichi Electronics Co. Ltd. ..... 1,119,164
48,400 Yamanashi Chuo Bank Ltd. (The) ... 455,587
37,800 Yamazaki Baking Co. Ltd. ........ 442,249
65,400 Yamazen Corp. ................ 535,697
3,100 Yodogawa Steel Works Ltd. ....... 66,054
147,410 Yokohama Rubber Co. Ltd. (The) ... 2,421,776
6,100 Yokowo Co. Ltd. ............... 105,505
2,300 Yondenko Corp. ............... 32,345
2,800 Yondoshi Holdings, Inc. ......... 38,689
1,400 Yossix Holdings Co. Ltd. ......... 23,542
1,900 Yuasa Trading Co. Ltd. .......... 54,141
4,600 Yurtec Corp. .................. 27,095

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
20,100 Yushin Precision Equipment Co. Ltd. $ 107,328
30,900 Zenkoku Hosho Co. Ltd. ......... 1,203,486
70,200 Zenrin Co. Ltd. ................ 436,405
60,600 Zeon Corp. ................... 596,093
51,200 ZERIA Pharmaceutical Co. Ltd. .... 854,668
122,200 ZIGExN Co. Ltd. .............. 358,341
60,600 ZOZO, Inc. .................. 1,570,946
13,100 Zuken, Inc. ................... 319,692
623,762,786
JERSEY CHANNEL ISLANDS — 0.4%
330,214 Novocure Ltd.(a) ............... 30,108,912
LUXEMBOURG — 0.0%
260,050 Perimeter Solutions SA(a) ........ 2,418,465
MALAYSIA — 0.1%
18,920,100 Top Glove Corp. Behrad ......... 3,697,553
NETHERLANDS — 1.2%
39,829 AMG Advanced Metallurgical Group
NV ..................... 1,555,825
32,987 Arcadis NV ................... 1,432,312
57,729 ASM International NV .......... 19,524,285
229,187 ASR Nederland NV ............. 10,847,769
48,443 Brunel International NV ......... 553,509
204,989 Eurocommercial Properties NV REIT 5,133,130
187,057 Heijmans NV ................. 2,269,000
90,824 IMCD NV ................... 14,398,499
42,190 JDE Peet's NV ................ 1,264,559
2,477,821 Koninklijke BAM Groep NV(a) .... 6,314,997
73,564 Koninklijke DSM NV ........... 9,460,477
20,407 Merus NV(a) .................. 318,349
311 Nedap NV ................... 20,304
60,844 OCI NV ..................... 2,071,157
13,609 Ordina NV ................... 61,802
3,426,413 Pharming Group NV(a) .......... 4,752,316
73,030 Randstad NV ................. 4,681,104
114,574 TKH Group NV ............... 5,199,965
268,476 TomTom NV(a) ............... 1,908,112
43,614 Van Lanschot Kempen NV ....... 1,254,945
31,077 Vastned Retail NV REIT ......... 716,370
101,817 Wereldhave NV REIT ........... 1,529,483
95,268,269
NEW ZEALAND — 0.2%
370,362 a2 Milk Co. Ltd. (The)(a) ........ 1,790,790
195,025 Air New Zealand Ltd.(a) ......... 98,050
32,809 Bathurst Resources Ltd.(a) ........ 20,021
937,086 Fletcher Building Ltd. ........... 3,133,821
48,683 Fletcher Building Ltd. ........... 160,310
536 Mainfreight Ltd. ............... 24,809
113,794 SKY Network Television Ltd. ...... 178,325
1,169,355 Spark New Zealand Ltd. ......... 3,942,759
Shares Value
NEW ZEALAND (continued)
147,155 Xero Ltd.(a) .................. $ 8,110,667
17,459,552
NORWAY — 0.6%
712,744 ABG Sundal Collier Holding ASA .. 465,943
6,792 AF Gruppen ASA .............. 96,950
125,819 Aker BP ASA .................. 3,832,668
10,118 Atea ASA .................... 114,129
18,385 Austevoll Seafood ASA ........... 182,134
350,506 B2Holding ASA ............... 267,858
456,666 Belships ASA .................. 808,934
30,307 Bouvet ASA .................. 179,182
6,830,824 DNO ASA ................... 8,427,231
156,880 Elkem ASA(b)(c) ............... 555,699
36,575 FLEX LNG Ltd. ............... 1,130,237
197,710 Gjensidige Forsikring ASA ........ 3,553,532
13,182 Gram Car Carriers ASA .......... 189,559
135,903 Grieg Seafood ASA ............. 1,217,393
220,024 Hoegh Autoliners ASA ........... 1,369,834
141,879 Kongsberg Gruppen ASA ......... 5,648,447
1,727 Medistim ASA ................. 38,082
1,361,256 MPC Container Ships ASA ....... 2,166,783
357,290 Norsk Hydro ASA .............. 2,896,854
29,632 Odfjell Drilling Ltd.(a) .......... 79,047
187,765 OKEA ASA ................... 636,099
14,768 Olav Thon Eiendomsselskap ASA ... 261,344
214,555 Orkla ASA ................... 1,601,807
11,425 Pareto Bank ASA ............... 61,451
43,440 Protector Forsikring ASA ......... 625,866
47,886 Rana Gruber ASA .............. 293,898
37,495 Salmar ASA ................... 1,743,505
31,420 SpareBank 1 Nord Norge ......... 292,454
4,691 Sparebank 1 Oestlandet .......... 54,945
1,223 SpareBank 1 SMN .............. 15,597
4,705 Sparebanken More .............. 38,706
38,981 Sparebanken Vest ............... 368,176
169,422 TGS ASA .................... 2,805,140
67,324 Veidekke ASA ................. 695,153
605,074 Wallenius Wilhelmsen ASA ....... 5,742,200
8,665 Western Bulk Chartering AS ...... 37,475
2,055 Wilh Wilhelmsen Holding ASA - Class
A ...................... 58,041
48,552,353
PERU — 0.1%
731,600 Cia de Minas Buenaventura SAA -
ADR .................... 5,918,644
POLAND — 0.4%
925,004 Allegro.eu SA(a)(b)(c) ........... 6,438,536
148,117 KGHM Polska Miedz SA ......... 4,842,407
2,861,078 Orange Polska SA .............. 4,618,880
2,447,519 PGE Polska Grupa Energetyczna SA(a) 4,238,102
644,450 Polski Koncern Naftowy ORLEN SA 9,679,399

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
POLAND (continued)
3,097,256 Tauron Polska Energia SA(a) ...... $ 1,690,074
31,507,398
PORTUGAL — 0.2%
279,034 Altri SGPS SA ................. 1,408,847
51,694 Greenvolt-Energias Renovaveis SA(a) 433,360
208,080 Jeronimo Martins SGPS SA ....... 4,517,568
521,910 Navigator Co. SA (The) .......... 1,827,249
414,574 NOS SGPS SA ................ 1,777,814
216,994 REN - Redes Energeticas Nacionais
SGPS SA ................. 596,402
1,578,089 Sonae SGPS SA ................ 1,608,512
12,169,752
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(a)(d)(e) ............ 0
1,189,126,065 Federal Grid Co. Unified Energy
System PJSC(a)(d)(e) ........ 0
4,480,742 Gazprom PJSC(d)(e) ............ 0
1,073,095 Gazprom PJSC - ADR(a)(d)(e) .... 0
112,793 Magnit PJSC(d)(e) ............. 0
532,967 Mobile TeleSystems PJSC(d)(e) .... 0
217,810,135 ROSSETI PJSC(a)(d)(e) ......... 0
1,641,600 Rostelecom PJSC(d)(e) .......... 0
461,432,194 RusHydro PJSC(d)(e) ........... 0
13,369,855 Surgutneftegas PJSC(d)(e) ........ 0
243,969 VK Co. Ltd. - GDR(a)(b)(d)(e) .... 0
0
SINGAPORE — 0.5%
99,600 APAC Realty Ltd. .............. 47,100
8,959 Asian Pay Television Trust - Units ... 778
1,038,000 CapitaLand Integrated Commercial
Trust REIT ............... 1,698,308
2,303,040 ComfortDelGro Corp. Ltd. ....... 2,109,932
74,200 Cromwell European Real Estate
Investment Trust REIT(b) .... 129,951
271,700 CSE Global Ltd. ............... 77,736
23,500 Delfi Ltd. .................... 15,048
321,300 Far East Hospitality Trust REIT .... 164,257
919,000 First Resources Ltd. ............. 1,077,057
2,118,500 Frasers Logistics & Commercial Trust
REIT(b) ................. 2,039,046
3,413,500 Genting Singapore Ltd. .......... 2,585,247
3,296,300 Geo Energy Resources Ltd. ....... 831,665
9,772,300 Golden Agri-Resources Ltd. ....... 1,861,624
34 Ho Bee Land Ltd. .............. 62
305,000 Hour Glass Ltd. (The) ........... 483,949
4,156 Hyphens Pharma International Ltd. . 1,028
435,729 IGG, Inc.(a) .................. 163,879
277,600 InnoTek Ltd. .................. 106,169
94,300 ISDN Holdings Ltd. ............ 43,720
160,800 Kimly Ltd. ................... 42,260
988,600 Lendlease Global Commercial REIT 547,492
Shares Value
SINGAPORE (continued)
194,900 LHN Ltd. .................... $ 46,814
993,800 Mapletree Pan Asia Commercial Trust
REIT ................... 1,382,797
986,400 Marco Polo Marine Ltd.(a) ....... 31,737
288,700 Propnex Ltd.(b) ................ 362,702
91,500 PSC Corp. Ltd. ................ 22,630
4,636,995 Raffles Medical Group Ltd. ....... 5,128,997
304,400 RHT Health Trust REIT(a)(d)(e) ... 4,402
5,612,500 Riverstone Holdings Ltd. ......... 2,763,082
574,676 Samudera Shipping Line Ltd. ...... 527,569
4,730,100 Sembcorp Industries Ltd. ......... 13,044,073
2,156,910 Sheng Siong Group Ltd. ......... 2,695,558
563,100 Silverlake Axis Ltd. ............. 154,857
243,500 Singapore Exchange Ltd. ......... 1,715,097
1,884,300 Starhill Global REIT ............ 819,659
426,000 UMS Holdings Ltd. ............ 430,829
68,400 Wing Tai Holdings Ltd. .......... 80,374
430,700 Yanlord Land Group Ltd. ......... 364,766
43,602,251
SOUTH AFRICA — 0.3%
434,393 Aspen Pharmacare Holdings Ltd. ... 3,789,957
1,495,283 Harmony Gold Mining Co. Ltd. -
ADR .................... 5,248,443
579,261 Remgro Ltd. .................. 4,660,081
2,043,616 Sappi Ltd. .................... 6,057,781
370,456 SPAR Group Ltd. (The) .......... 2,931,357
22,687,619
SOUTH KOREA — 0.9%
23,209 Green Cross Corp. .............. 2,440,501
204,124 GS Engineering & Construction Corp. 3,892,841
124,679 Hankook Tire & Technology Co. Ltd. 3,290,255
70,221 Hyundai Department Store Co. Ltd. 3,523,068
137,051 Hyundai Engineering & Construction
Co. Ltd. ................. 4,260,830
102,010 KB Financial Group, Inc. ......... 4,648,841
94,348 Kia Corp. .................... 5,140,264
62,952 Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 4,088,589
51,649 LG Electronics, Inc. ............. 4,232,098
35,396 Lotte Chemical Corp. ........... 5,110,374
56,652 OCI Co. Ltd. ................. 4,160,549
401,995 Samsung Engineering Co. Ltd.(a) ... 8,483,731
1,163,031 Samsung Heavy Industries Co. Ltd.(a) 5,496,246
82,412 Samsung Life Insurance Co. Ltd. ... 4,744,640
32,924 Samsung SDS Co. Ltd. .......... 3,357,455
157,641 Shinhan Financial Group Co. Ltd. .. 5,330,536
572,093 SK Networks Co. Ltd. ........... 1,892,905
74,093,723
SPAIN — 0.5%
35,201 Acerinox SA .................. 381,225

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
SPAIN (continued)
81,565 ACS Actividades de Construccion y
Servicios SA ............... $ 2,413,812
772 Alantra Partners SA ............. 9,988
978,585 Almirall SA ................... 9,860,297
69,435 Applus Services SA ............. 532,897
2,411,968 Banco de Sabadell SA ............ 3,153,323
412,228 Bankinter SA .................. 2,974,227
188,891 Cia de Distribucion Integral Logista
Holdings SA .............. 5,117,709
79,480 CIE Automotive SA ............. 2,360,919
5,686 Elecnor SA ................... 70,424
580,606 Ence Energia y Celulosa SA ....... 1,913,293
522,709 Faes Farma SA ................. 1,959,272
4,820 Grupo Catalana Occidente SA ..... 149,403
103,173 Laboratorios Farmaceuticos Rovi SA . 4,371,742
26,121 Lar Espana Real Estate Socimi SA
REIT ................... 130,511
1,076,360 Mapfre SA .................... 2,165,038
386,850 Merlin Properties Socimi SA REIT .. 3,780,559
38,890 Pharma Mar SA ................ 2,564,555
68,727 Prosegur Cia de Seguridad SA ..... 155,551
8,416 Realia Business SA(a) ............ 9,752
44,074,497
SWEDEN — 1.1%
271,481 AAK AB ..................... 4,685,704
6,701 Addnode Group AB ............. 66,681
364,870 Alleima AB(a) ................. 1,824,579
51 Alligo AB - Class B ............. 435
44,587 Arise AB(a) ................... 210,715
113,650 Axfood AB ................... 2,927,141
3,474 B3 Consulting Group AB ........ 56,720
5,172 Beijer Electronics Group AB ...... 55,124
463,923 Betsson AB - Class B ............ 3,845,576
19,711 Bilia AB - Class A .............. 227,749
69,798 Billerud AB ................... 810,860
103,120 BioGaia AB - Class B ............ 906,761
103,932 Biotage AB ................... 1,606,264
11,258 Bjorn Borg AB ................ 34,008
87,066 Camurus AB(a) ................ 2,083,687
2,074 Cellavision AB ................. 48,945
82 Clas Ohlson AB - Class B ........ 547
7,290 Doro AB(a) ................... 10,834
42 ES Energy Save Holding AB - Class
B(a)(e) ................... 823
2,588,105 Fortnox AB ................... 13,059,954
7,993 Hanza AB .................... 48,432
367,140 Hexpol AB ................... 3,966,161
34,604 Hufvudstaden AB - Class A ....... 521,142
130,577 Inwido AB ................... 1,423,057
205,166 Loomis AB ................... 6,101,110
65,409 MEKO AB ................... 724,952
51 Momentum Group AB(a) ........ 371
Shares Value
SWEDEN (continued)
40,065 Mycronic AB .................. $ 856,416
79 Nederman Holding AB .......... 1,389
900,348 Net Insight AB - Class B(a) ....... 600,960
120,131 New Wave Group AB - Class B .... 2,703,093
9,935 Nilorngruppen AB - Class B ...... 86,637
350,715 Orron Energy ab ............... 650,182
100,330 OX2 AB(a) ................... 774,513
20,432 Pandox AB(a) ................. 281,306
48,122 Paradox Interactive AB ........... 855,290
3,225 Prevas AB - Class B ............. 42,544
19,329 Proact IT Group AB ............ 163,064
254 QleanAir AB .................. 580
39,166 Rottneros AB ................. 55,322
130,380 Saab AB - Class B .............. 5,337,561
23,911 Scandi Standard AB(a) ........... 114,671
162,217 Sectra AB - Class B ............. 2,297,271
24,081 Softronic AB - Class B ........... 51,327
10,855 Solid Forsakring AB(a) ........... 71,191
280,375 SSAB AB - Class A ............. 2,004,018
461,109 SSAB AB - Class B ............. 3,142,305
574,050 Stillfront Group AB(a) ........... 1,001,898
970,342 Swedish Orphan Biovitrum AB(a) .. 21,639,187
80,550 Tobii AB(a) ................... 160,863
36,753 Transtema Group AB(a) .......... 130,950
185,748 Trelleborg AB - Class B .......... 4,644,532
8,691 Volati AB(b) .................. 86,614
93,002,016
SWITZERLAND — 2.1%
282,001 Alcon, Inc. ................... 21,279,390
107,249 Ascom Holding AG ............. 949,806
76,686 Baloise Holding AG ............. 12,612,772
20,270 Banque Cantonale Vaudoise ....... 1,926,807
6,924 Barry Callebaut AG ............. 14,466,541
33,386 Basilea Pharmaceutica AG(a) ...... 1,803,337
20,280 Belimo Holding AG ............ 10,696,574
14,325 BKW AG .................... 2,059,968
15,749 Bucher Industries AG ........... 7,176,296
22,852 Burckhardt Compression Holding AG 14,148,703
606 Burkhalter Holding AG .......... 56,311
3,373 Calida Holding AG ............. 165,311
21,375 Cembra Money Bank AG ........ 1,897,814
1,562 Coltene Holding AG ............ 128,824
15,604 Comet Holding AG ............. 3,607,031
11,280 DKSH Holding AG ............ 961,001
12,045 dormakaba Holding AG ......... 5,032,124
5,105 EMS-Chemie Holding AG ....... 3,805,680
266 Energiedienst Holding AG ........ 12,701
1,737,129 Ferrexpo Plc .................. 3,398,585
49,665 Galenica AG(b)(c) .............. 3,884,182
128,517 Georg Fischer AG .............. 8,860,936
73,251 Huber + Suhner AG ............ 7,025,016
18,865 Implenia AG(a) ................ 792,454

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
SWITZERLAND (continued)
52 Ina Invest Holding AG(a) ........ $ 1,130
1,335 Inficon Holding AG ............ 1,397,751
1,593 Investis Holding SA(b) .......... 173,499
12,144 Komax Holding AG ............ 3,995,550
8,388 Kudelski SA .................. 22,062
11,852 Leonteq AG .................. 658,572
2,878 Meier Tobler Group AG .......... 132,201
92 Metall Zug AG - Class B ......... 207,124
116,167 Mobilezone Holding AG ......... 2,109,363
9,606 Molecular Partners AG(a) ........ 62,529
19 Orell Fuessli AG ............... 1,661
99 Phoenix Mecano AG ............ 37,092
21,339 PSP Swiss Property AG .......... 2,660,200
38,604 SFS Group AG ................ 4,441,565
2,602 Siegfried Holding AG ........... 1,911,504
28,785 Stadler Rail AG ................ 1,101,009
9,975 Swatch Group AG (The) ......... 3,611,634
39,975 Swatch Group AG (The) ......... 2,626,665
23,980 Swiss Prime Site AG ............ 2,136,817
10,930 Tecan Group AG ............... 4,587,039
86,405 Temenos AG .................. 6,167,642
23,177 u-blox Holding AG ............. 2,772,225
2,269 Ypsomed Holding AG ........... 465,636
20,405 Zehnder Group AG ............. 1,518,713
169,547,347
TAIWAN — 0.7%
6,172,000 Acer, Inc. .................... 5,152,684
1,831,000 ASE Technology Holding Co. Ltd. .. 6,177,874
2,226,018 Cheng Shin Rubber Industry Co. Ltd. 2,568,700
9,150,432 China Petrochemical Development
Corp. ................... 3,091,397
2,344,000 Ennostar, Inc. ................. 3,935,208
1,031,000 Everlight Electronics Co. Ltd. ..... 1,292,958
1,644,000 Hon Hai Precision Industry Co. Ltd. 5,482,303
2,247,000 HTC Corp.(a) ................. 4,599,170
2,741,431 International CSRC Investment
Holdings Co. .............. 1,814,657
2,930,000 Inventec Corp. ................ 2,469,971
1,735,000 Pegatron Corp. ................ 3,740,044
370,000 Phison Electronics Corp. ......... 4,606,020
6,722,000 Qisda Corp. .................. 6,365,316
4,812,696 Wistron Corp. ................. 5,062,874
56,359,176
THAILAND — 0.4%
128,420 Fabrinet(a) ................... 16,907,777
43,105,207 IRPC Public Co. Ltd. - FOR ...... 4,011,654
5,002,000 Italian-Thai Development Public Co.
Ltd. - FOR(a) ............. 309,890
3,299,558 PTT Global Chemical Public Co. Ltd.
- FOR ................... 4,945,442
396,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 4,040,841
Shares Value
THAILAND (continued)
1,878,291 Thai Oil Public Co. Ltd. - FOR .... $ 3,305,799
33,521,403
TURKEY — 0.2%
1,166,252 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 3,241,067
0 Petkim Petrokimya Holding AS(a) .. 1
1,621,431 Tekfen Holding AS ............. 3,359,213
2,999,229 Turkcell Iletisim Hizmetleri AS .... 5,813,768
1 Turkiye Is Bankasi AS - Class C .... 0
12,414,049
UNITED KINGDOM — 5.2%
10,208 4imprint Group Plc ............. 577,597
13,299 accesso Technology Group Plc(a) ... 134,099
2,399,018 Adaptimmune Therapeutics Plc -
ADR(a) .................. 4,486,164
71,208 Advanced Medical Solutions Group
Plc ..................... 223,345
45,928 AG Barr Plc ................... 310,621
537,550 Airtel Africa Plc(b)(c) ............ 776,041
101,136 AJ Bell Plc .................... 421,670
126,832 Alliance Pharma Plc ............. 98,229
4,322,966 Alphawave IP Group Plc(a) ....... 5,094,492
13,665 Ashtead Technology Holdings Plc(a) . 54,724
4,480,720 Assura Plc REIT ............... 3,083,953
2,059,395 Balfour Beatty Plc .............. 9,325,754
206,143 Beazley Plc ................... 1,696,434
16,619 Big Yellow Group Plc REIT ....... 247,876
27,727 Bloomsbury Publishing Plc ....... 152,501
2,462,308 boohoo Group Plc(a) ............ 1,344,510
3,989 Braemar Plc ................... 15,431
724,051 Britvic Plc .................... 6,945,340
110,978 Card Factory Plc(a) ............. 130,016
48,984 Central Asia Metals Plc .......... 170,617
9,667,442 Centrica Plc .................. 12,043,734
366,047 Ceres Power Holdings Plc(a) ...... 2,154,762
10,247 Cerillion Plc .................. 143,502
502,533 Chemring Group Plc ............ 1,756,722
28,390 Chesnara Plc .................. 100,038
45,203 Clarkson Plc .................. 1,714,881
251,030 Close Brothers Group Plc ......... 3,006,263
69,236 Computacenter Plc ............. 1,902,776
29,315 Concentric AB ................ 623,105
8,818,874 ConvaTec Group Plc(b)(c) ........ 25,578,897
4,061 Craneware Plc ................. 72,562
91,180 Cranswick Plc ................. 3,587,001
43,616 Croda International Plc .......... 3,717,687
129,533 Dechra Pharmaceuticals Plc ....... 4,594,040
2,206 Devro Plc .................... 8,339
143 DFS Furniture Plc .............. 264
160,920 dotdigital group Plc ............. 186,573
1,867,402 Drax Group Plc ................ 14,913,969
567,355 DS Smith Plc ................. 2,483,830

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
245,685 Dunelm Group Plc ............. $ 3,534,753
1,978 Eco Animal Health Group Plc(a) ... 2,184
37,578 Ecora Resources Plc ............. 68,760
1,306 Epwin Group Plc ............... 1,223
40,112 Ergomed Plc(a) ................ 594,224
216,909 FDM Group Holdings Plc ........ 2,100,665
1,479,503 Firstgroup Plc ................. 1,980,846
13,542 Foresight Group Holdings Ltd. .... 76,962
575,167 Frasers Group Plc(a) ............ 5,563,220
30,714 Galliford Try Holdings Plc ........ 64,220
33,453 Games Workshop Group Plc ...... 3,880,318
234,525 Gamma Communications Plc ..... 3,421,333
42,977 Genel Energy Plc ............... 67,862
228,197 Genus Plc .................... 8,184,727
130,650 Greggs Plc .................... 4,362,663
874,503 Gulf Keystone Petroleum Ltd. ..... 2,240,802
9,855 H&T Group Plc ............... 53,460
22,413 Hargreaves Services Plc .......... 121,862
331,751 Hays Plc ..................... 506,169
3,334 Hill & Smith Plc ............... 51,887
22,333 Hollywood Bowl Group Plc ....... 72,463
1,793,941 Howden Joinery Group Plc ....... 15,307,309
70,449 Hunting Plc .................. 302,711
285,605 IG Group Holdings Plc .......... 2,808,149
320,264 IMI Plc ...................... 5,734,361
315,015 Inchcape Plc .................. 3,551,708
84,265 Indivior Plc(a) ................. 2,023,321
1,080,053 International Distributions Services Plc 3,057,088
1,872,542 ITM Power Plc(a) .............. 2,346,925
405 James Halstead Plc .............. 914
3,601,776 JD Sports Fashion Plc ........... 7,259,820
1,412,115 JET2 Plc ..................... 21,287,037
899,452 Just Group Plc ................. 910,965
173,748 Kainos Group Plc .............. 3,162,480
69,678 Keller Group Plc ............... 694,404
467,401 Lookers Plc ................... 510,373
28,648 Macfarlane Group Plc ........... 36,868
2,636,263 Man Group Plc ................ 8,110,351
19,263 ME Group International Plc ...... 30,430
29,985 Mears Group Plc ............... 75,832
992,292 Mitie Group Plc ............... 956,711
1,666 MJ Gleeson Plc ................ 8,277
55,527 Morgan Advanced Materials Plc .... 215,503
28,783 Morgan Sindall Group Plc ........ 583,438
2,750 MP Evans Group Plc ............ 27,660
56,895 Next Plc ..................... 4,658,234
307,405 Ninety One Plc ................ 750,506
484 Norcros Plc ................... 1,217
2,946 Numis Corp. Plc ............... 7,525
3,416,949 Ocado Group Plc(a) ............ 27,343,771
827 Odfjell Technology Ltd.(a) ........ 3,003
386,176 Oxford Biomedica Plc(a) ......... 2,026,413
96,831 Oxford Metrics Plc ............. 124,165
Shares Value
UNITED KINGDOM (continued)
5,770,212 Oxford Nanopore Technologies Plc(a) $ 16,858,013
234,341 Pagegroup Plc ................. 1,319,252
163,992 Pan African Resources Plc ........ 34,054
5,827 Patisserie Holdings Plc(a)(d) ....... 0
120,160 Pearson Plc ................... 1,370,327
138,251 Pharos Energy Plc(a) ............ 39,702
128,701 Polar Capital Holdings Plc ........ 822,599
2,125,800 Primary Health Properties Plc REIT . 2,945,268
911,728 QinetiQ Group Plc ............. 4,089,641
2,624,880 Quilter Plc(b)(c) ............... 3,116,869
47,453 Redde Northgate plc ............ 254,324
9,917 Renew Holdings Plc ............ 89,432
185,419 Renishaw Plc .................. 9,049,979
161 Ricardo Plc ................... 1,028
591,245 Rightmove Plc ................. 4,295,923
805 Robert Walters Plc .............. 4,978
3,714,207 Rotork Plc .................... 14,631,132
1,671,756 RS GROUP Plc ................ 19,435,602
236,100 RWS Holdings Plc .............. 1,098,234
408,483 Safestore Holdings Plc REIT ...... 5,086,310
35,836 Sanderson Design Group Plc ...... 58,544
90,601 Savills Plc .................... 1,089,982
992,283 Serco Group Plc ............... 1,787,245
548,366 Serica Energy Plc ............... 1,715,969
664,676 SIG Plc(a) .................... 287,133
421,120 Smiths Group Plc .............. 8,989,658
10,345 Smiths News Plc ............... 6,512
225,235 Softcat Plc .................... 3,370,397
427,838 Speedy Hire Plc ................ 212,000
74,116 Spirax-Sarco Engineering Plc ...... 10,586,887
1,138,365 Spirent Communications Plc ...... 3,085,076
743,605 St. James's Place Plc ............. 11,275,835
734,368 Standard Chartered Plc .......... 6,168,411
158,553 SThree Plc .................... 830,297
56,116 Stolt-Nielsen Ltd. .............. 1,475,449
558,108 Subsea 7 SA .................. 6,955,187
53,033 Superdry Plc(a) ................ 78,871
77,856 Telecom Plus Plc ............... 1,917,550
55,867 TORM Plc - Class A ............ 1,414,863
1,961,979 Trainline Plc(a)(b)(c) ............ 6,868,829
1,877,773 UK Commercial Property REIT Ltd. 1,342,228
2,730 Verici Dx Plc(a) ................ 387
60,862 Vertu Motors Plc ............... 44,823
184,651 Victrex Plc ................... 4,202,389
154,110 Virgin Money UK Plc - CDI ...... 367,431
378,420 Vistry Group plc ............... 3,485,305
13,441 XPS Pensions Group Plc(b) ....... 26,681
44,571 YouGov Plc ................... 535,476
427,468,513
UNITED STATES — 40.3%
391,012 A.O. Smith Corp. .............. 26,471,512
40,200 Advance Auto Parts, Inc. ......... 6,121,656

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
163,120 AeroVironment, Inc.(a) .......... $ 14,512,786
158,723 Agilysys, Inc.(a) ................ 13,262,894
35,382 Akero Therapeutics, Inc.(a) ....... 1,751,409
100,000 Albany International Corp. - Class A 11,215,000
316,612 Alnylam Pharmaceuticals, Inc.(a) ... 71,680,957
430,000 Altra Industrial Motion Corp. ..... 26,260,100
132,077 Ambarella, Inc.(a) .............. 11,865,798
62,890 American States Water Co. ........ 5,922,351
98,760 AMN Healthcare Services, Inc.(a) .. 9,465,158
211,285 Antero Resources Corp.(a) ........ 6,093,459
306,320 Appian Corp. - Class A(a) ........ 12,670,927
112,655 Applied Industrial Technologies, Inc. 16,133,323
615,000 Asana, Inc. - Class A(a) .......... 9,532,500
63,015 ASGN, Inc.(a) ................. 5,731,214
400,000 AtriCure, Inc.(a) ............... 17,312,000
888,912 Avantor, Inc.(a) ................ 21,244,997
192,815 Avidity Biosciences, Inc.(a) ........ 4,569,716
220,484 Axon Enterprise, Inc.(a) .......... 43,091,393
225,000 Axonics, Inc.(a) ................ 13,815,000
146,355 AZEK Co., Inc. (The)(a) ......... 3,531,546
97,860 Azenta, Inc. ................... 5,470,374
415,000 Barnes Group, Inc. ............. 18,367,900
106,159 Beam Therapeutics, Inc.(a) ........ 4,612,609
217,020 Berry Global Group, Inc. ......... 13,396,645
425,253 BioCryst Pharmaceuticals, Inc.(a) ... 4,486,419
683,532 BJ's Wholesale Club Holdings, Inc.(a) 49,535,564
150,000 Blackbaud, Inc.(a) .............. 9,331,500
732,123 Blackline, Inc.(a) ............... 52,566,431
70,400 Bright Horizons Family Solutions, Inc.
(a) ...................... 5,405,312
685,000 BRP Group, Inc. - Class A(a) ...... 19,625,250
144,049 Burlington Stores, Inc.(a) ......... 33,106,782
34,575 CACI International, Inc. - Class A(a) 10,652,212
179,790 Cactus, Inc. - Class A ............ 9,728,437
475,000 Cardiovascular Systems, Inc.(a) .... 6,621,500
383,106 Cardlytics, Inc.(a) .............. 2,873,295
135,943 Carlisle Cos, Inc. ............... 34,102,661
355,520 CBIZ, Inc.(a) ................. 16,919,197
170,027 CDW Corp. .................. 33,330,393
345,000 Central Garden & Pet Co. - Class A(a) 13,672,350
97,432 CEVA, Inc.(a) ................. 3,226,948
750,569 ChampionX Corp. ............. 24,783,788
19,548 Chart Industries, Inc.(a) .......... 2,619,041
588,435 Chegg, Inc.(a) ................. 12,215,911
143,935 Chinook Therapeutics, Inc.(a) ..... 3,637,237
1,226,820 Codexis, Inc.(a) ................ 7,544,943
79,475 Comfort Systems USA, Inc. ....... 9,619,654
200,000 Community Bank System, Inc. .... 11,542,000
270,000 CONMED Corp. .............. 25,855,200
108,734 Cooper Cos, Inc. (The) .......... 37,940,555
160,000 CSW Industrials, Inc. ........... 21,633,600
574,610 Cushman & Wakefield Plc(a) ...... 8,291,622
724,330 CVB Financial Corp. ............ 17,543,273
Shares Value
UNITED STATES (continued)
15,247 Deckers Outdoor Corp.(a) ........ $ 6,517,788
93,050 Delek US Holdings, Inc. ......... 2,490,018
52,050 Denbury, Inc.(a) ............... 4,516,899
194,852 Digimarc Corp.(a) .............. 3,893,143
91,927 Domino's Pizza, Inc. ............ 32,450,231
597,510 Element Solutions, Inc. .......... 12,237,005
283,270 Envestnet, Inc.(a) .............. 18,412,550
292,464 Envista Holdings Corp.(a) ........ 11,403,171
174,801 Equifax, Inc. .................. 38,840,782
250,000 ESCO Technologies, Inc. ......... 24,610,000
267,215 Essent Group Ltd. .............. 11,765,476
520,000 European Wax Center, Inc. - Class A 9,796,800
138,249 Everbridge, Inc.(a) .............. 4,418,438
181,319 EverQuote, Inc. - Class A(a) ....... 2,828,576
1,038,650 Evoqua Water Technologies Corp.(a) 50,384,911
434,630 Exact Sciences Corp.(a) .......... 29,346,218
68,265 ExlService Holdings, Inc.(a) ....... 11,646,009
283,294 Expedia Group, Inc.(a) .......... 32,380,504
81,819 FibroGen, Inc.(a) ............... 1,930,928
144,430 First Advantage Corp.(a) ......... 2,004,688
193,200 First Bancorp/Southern Pines NC .. 7,699,020
65,590 FormFactor, Inc.(a) ............. 1,845,703
63,165 Fox Factory Holding Corp.(a) ..... 7,459,155
665,000 Fresh Market Escrow, Inc.(a)(d) .... 0
240,000 Freshpet, Inc.(a) ............... 15,199,200
1,319,105 Freshworks, Inc. - Class A(a) ...... 21,343,119
60,000 Generac Holdings, Inc.(a) ........ 7,236,000
90,610 Gentherm, Inc.(a) .............. 6,744,102
320,000 German American Bancorp, Inc. ... 12,326,400
283,434 Glaukos Corp.(a) ............... 13,902,438
350,000 Globus Medical, Inc. - Class A(a) ... 26,425,000
101,500 Hamilton Lane, Inc. - Class A ..... 7,902,790
233,600 HashiCorp, Inc. - Class A(a) ...... 7,517,248
785,000 Hayward Holdings, Inc.(a) ........ 10,589,650
88,907 HEICO Corp. ................. 15,198,652
1,196,910 Hostess Brands, Inc.(a) .......... 27,684,528
524,325 IAA, Inc.(a) ................... 21,880,082
62,900 IDACORP, Inc. ................ 6,655,449
245,000 Independent Bank Corp. ......... 19,524,050
66,560 Independent Bank Group, Inc. ..... 4,080,128
255,563 Ingersoll Rand, Inc. ............. 14,311,528
249,685 Innospec, Inc. ................. 28,219,399
156,883 Inspire Medical Systems, Inc.(a) .... 39,700,812
545,000 Integra LifeSciences Holdings Corp.(a) 31,228,500
22,830 Inter Parfums, Inc. .............. 2,698,963
77,287 IPG Photonics Corp.(a) .......... 8,663,873
122,077 iRobot Corp.(a) ................ 5,493,465
110,000 J & J Snack Foods Corp. ......... 15,763,000
335,000 John Bean Technologies Corp. ..... 37,429,550
445,000 John Wiley & Sons, Inc. - Class A .. 20,381,000
80,809 Jones Lang LaSalle, Inc.(a) ........ 14,939,160
141,671 Keysight Technologies, Inc.(a) ..... 25,408,694
18,118 Kinsale Capital Group, Inc. ....... 5,044,776

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
64,220 Kirby Corp.(a) ................. $ 4,545,492
71,223 Laboratory Corp. of America Holdings 17,956,743
125,000 Lancaster Colony Corp. .......... 23,988,750
62,680 Lantheus Holdings, Inc.(a) ........ 3,604,100
158,567 Legend Biotech Corp. - ADR(a) .... 8,007,633
131,408 LendingTree, Inc.(a) ............ 5,211,641
1,457,165 Leslie's, Inc.(a) ................ 22,571,486
174,800 Light & Wonder, Inc.(a) ......... 11,405,700
237,152 Lincoln Electric Holdings, Inc. ..... 39,573,554
254,835 LivePerson, Inc.(a) .............. 3,282,275
268,207 LiveRamp Holdings, Inc.(a) ....... 7,177,219
30,581 Madrigal Pharmaceuticals, Inc.(a) ... 8,814,973
381,435 Magnolia Oil & Gas Corp. - Class A 9,005,680
132,025 Malibu Boats, Inc. - Class A(a) ..... 7,999,395
103,541 Manitowoc Co., Inc. (The)(a) ...... 1,418,512
111,052 MarketAxess Holdings, Inc. ....... 40,406,270
31,550 Marriott Vacations Worldwide Corp. 5,049,262
26,265 Masimo Corp.(a) ............... 4,467,151
171,360 Matador Resources Co. .......... 11,337,178
178,907 MaxCyte, Inc.(a) ............... 1,044,817
155,000 MGP Ingredients, Inc. ........... 15,118,700
97,355 MKS Instruments, Inc. .......... 9,961,364
385,367 Model N, Inc.(a) ............... 15,283,655
290,000 Montrose Environmental Group, Inc.
(a) ...................... 15,706,400
268,355 MSA Safety, Inc. ............... 36,600,938
329,992 Myriad Genetics, Inc.(a) ......... 6,507,442
518,414 Nasdaq, Inc. .................. 31,203,339
185,000 National Instruments Corp. ....... 9,990,000
273,865 National Storage Affiliates Trust REIT 11,173,692
397,800 Neogen Corp.(a) ............... 8,516,898
440,000 New Relic, Inc.(a) .............. 26,862,000
53,200 Nexstar Media Group, Inc. ........ 10,893,764
204,465 Novanta, Inc.(a) ............... 33,014,964
186,035 OGE Energy Corp. ............. 7,314,896
79,040 Ollie's Bargain Outlet Holdings, Inc.
(a) ...................... 4,328,230
210,000 Omnicell, Inc.(a) ............... 11,648,700
228,100 Option Care Health, Inc.(a) ....... 6,585,247
197,950 Origin Bancorp, Inc. ............ 7,423,125
385,000 Outset Medical, Inc.(a) .......... 10,826,200
355,215 P10, Inc. - Class A .............. 4,013,929
194,768 Pacific Biosciences of California, Inc.
(a) ...................... 2,159,977
286,595 Pacira BioSciences, Inc.(a) ........ 11,254,586
210,000 Palomar Holdings, Inc.(a) ........ 10,733,100
56,739 Paycom Software, Inc.(a) ......... 18,380,032
131,235 Paycor HCM, Inc.(a) ............ 3,295,311
155,000 Penumbra, Inc.(a) .............. 38,813,550
298,980 Performance Food Group Co.(a) ... 18,333,454
89,350 Pinnacle Financial Partners, Inc. .... 7,034,525
106,225 Planet Fitness, Inc. - Class A(a) .... 8,991,946
49,190 Primerica, Inc. ................. 7,956,482
Shares Value
UNITED STATES (continued)
381,436 Progyny, Inc.(a) ................ $ 13,117,584
220,000 Prosperity Bancshares, Inc. ........ 16,689,200
452,180 Pulmonx Corp.(a) .............. 4,019,880
1,275,000 Pure Storage, Inc. - Class A(a) ..... 36,898,500
3,319,448 PureTech Health Plc(a) .......... 10,428,456
650,701 Q2 Holdings, Inc.(a) ............ 21,290,937
42,365 QuidelOrtho Corp.(a) ........... 3,626,868
80,000 RBC Bearings, Inc.(a) ........... 19,517,600
42,869 Relay Therapeutics, Inc.(a) ........ 919,969
23,357 Repligen Corp.(a) .............. 4,328,052
174,394 Rubius Therapeutics, Inc.(a) ....... 45,430
123,648 RxSight, Inc.(a) ................ 1,731,072
116,127 Saia, Inc.(a) ................... 31,677,123
800,000 Sally Beauty Holdings, Inc.(a) ..... 12,464,000
409,514 Schrodinger, Inc.(a) ............. 9,902,049
17,745 Seagen, Inc.(a) ................. 2,475,073
77,725 SeaWorld Entertainment, Inc.(a) ... 4,849,263
275,000 Selective Insurance Group, Inc. .... 26,125,000
161,955 Sensient Technologies Corp. ....... 12,258,374
210,000 Shake Shack, Inc. - Class A(a) ..... 11,944,800
204,945 Shift4 Payments, Inc. - Class A(a) ... 13,124,678
52,875 Shockwave Medical, Inc.(a) ....... 9,936,799
92,895 Shutterstock, Inc. .............. 6,992,207
360,000 SI-BONE, Inc.(a) .............. 6,130,800
555,000 Simply Good Foods Co. (The)(a) ... 20,146,500
66,240 Simpson Manufacturing Co., Inc. .. 7,094,966
70,105 Simulations Plus, Inc. ........... 2,884,120
585,000 Sovos Brands, Inc.(a) ............ 7,932,600
95,254 Splunk, Inc.(a) ................ 9,122,476
212,212 Sprout Social, Inc. - Class A(a) ..... 13,575,202
95,655 SPS Commerce, Inc.(a) .......... 13,016,732
540,900 STAAR Surgical Co.(a) .......... 38,160,495
297,510 STAG Industrial, Inc. REIT ....... 10,591,356
123,925 Standex International Corp. ....... 14,322,012
242,325 Stericycle, Inc.(a) ............... 13,039,508
152,639 STERIS Plc ................... 31,521,480
9,530 Stock Yards Bancorp, Inc. ......... 571,419
221,882 Stratasys Ltd.(a) ................ 3,179,569
293,022 Summit Materials, Inc. - Class A(a) . 9,628,703
68,768 Synopsys, Inc.(a) ............... 24,326,680
189,270 Synovus Financial Corp. ......... 7,939,876
315,000 Tandem Diabetes Care, Inc.(a) ..... 12,833,100
299,906 Teladoc Health, Inc.(a) .......... 8,817,236
106,937 Teleflex, Inc. .................. 26,030,605
300,000 Tenable Holdings, Inc.(a) ......... 12,069,000
132,950 Texas Capital Bancshares, Inc.(a) ... 8,784,006
201,013 Tradeweb Markets, Inc. - Class A ... 14,983,509
80,975 Transcat, Inc.(a) ................ 6,763,032
605,000 TriMas Corp. ................. 18,627,950
229,283 Trupanion, Inc.(a) .............. 13,532,283
262,683 Twist Bioscience Corp.(a) ......... 7,536,375
107,382 UFP Technologies, Inc.(a) ........ 12,212,555
255,000 UMB Financial Corp. ........... 22,998,450

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
26,945 UniFirst Corp. ................. $ 5,346,966
1,172,445 Upwork, Inc.(a) ................ 15,194,887
1,146,797 US Foods Holding Corp.(a) ....... 43,727,370
1,200,000 Utz Brands, Inc. ............... 19,992,000
362,883 Veeco Instruments, Inc.(a) ........ 7,206,856
400,000 Veracyte, Inc.(a) ............... 10,052,000
126,414 Verastem, Inc.(a) ............... 81,777
2,463,403 ViewRay, Inc.(a) ............... 11,307,020
95,000 Washington Trust Bancorp, Inc. .... 4,063,150
85,771 Wayfair, Inc. - Class A(a) ......... 5,189,145
130,690 WEX, Inc.(a) ................. 24,173,729
388,913 WillScot Mobile Mini Holdings Corp.
(a) ...................... 18,846,724
167,190 Wingstop, Inc. ................ 26,494,599
216,711 Wolfspeed, Inc.(a) .............. 16,688,914
377,565 Workiva, Inc.(a) ............... 32,670,699
265,000 WSFS Financial Corp. ........... 12,802,150
240,000 Zevia PBC - Class A(a) .......... 1,075,200
72,000 Ziff Davis, Inc.(a) .............. 6,442,560
108,224 Zillow Group, Inc. - Class A(a) .... 4,649,303
480,372 Zillow Group, Inc. - Class C(a) .... 21,237,246
1,160,898 Zuora, Inc. - Class A(a) .......... 9,194,312
3,300,850,261
URUGUAY — 0.2%
13,959 MercadoLibre, Inc.(a) ........... 16,495,211
VIETNAM — 0.0%
563,790 Vietnam National Petroleum Group . 888,051
Total Common Stocks
(Cost $6,240,093,838)
6,962,799,187
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
110,900 Cedar Fair LP ................. 4,651,146
Total Master Limited Partnerships
(Cost $4,772,839)
4,651,146
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
103,076 Imdex Ltd., Rights, Expire
02/17/23(a)(d) ............ 0
SPAIN — 0.0%
81,565 ACS Actividades de Construccion
y Servicios SA, Rights, Expire
02/13/23(a) ............... 41,384
Shares Value
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR, Rights, Expire
01/02/24(a)(d)(e) ........... $ 0
Total Rights/Warrants
(Cost $41,910)
41,384
EXCHANGE-TRADED FUNDS — 10.5%
2,444,400 FlexShares Global Upstream Natural
Resources Index Fund ....... 112,393,512
847,650 Health Care Select Sector SPDR Fund 113,042,604
518,000 iShares S&P Small-Cap 600 Value
ETF .................... 52,949,960
610,850 SPDR S&P Biotech ETF(a) ....... 54,304,565
1,535,025 SPDR S&P Metals & Mining ETF . 87,680,628
2,846,650 VanEck Junior Gold Miners ETF ... 110,877,017
621,350 VanEck Oil Services ETF ......... 205,076,568
821,735 Vanguard Financials ETF ......... 73,306,979
304,600 Vanguard Small-Cap Value ETF .... 52,759,766
Total Exchange-Traded Funds
(Cost $757,842,659)
862,391,599
INVESTMENT COMPANY — 0.6%
50,186,078 Federated Hermes Government
Obligations Fund, 4.19%(f) ... 50,186,078
Total Investment Company
(Cost $50,186,078)
50,186,078
Principal
Amount
CASH SWEEP — 3.7%
299,733,081 Citibank - US Dollars on Deposit in
Custody Account, 0.30%(f) ... 299,733,081
Total Cash Sweep
(Cost $299,733,081)
299,733,081
TOTAL INVESTMENTS — 99.8%
(Cost $7,352,670,405)
$ 8,179,802,475
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.2%
13,849,586
NET ASSETS — 100.0%
$ 8,193,652,061
(a) Non-income producing security.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
The following abbreviations are used in the report:
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,402 which is 0.00% of net assets and the cost is $55,696,320 .
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) The rate shown represents the current yield as of January 31, 2023.
ADR — American Depositary Receipt
CDI — Chess Depositary Interests
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 2.7%
Austria ..................................... 0.3
Belgium .................................... 0.2
Bermuda .................................... 0.3
Brazil ...................................... 0.5
Canada ..................................... 3.7
Chile ...................................... 0.1
China ...................................... 3.7
Costa Rica ................................... 0.0 *
Cyprus ..................................... 0.0 *
Denmark ................................... 1.7
Finland ..................................... 0.5
France ...................................... 1.4
Georgia ..................................... 0.0 *
Germany .................................... 1.5
Greece ..................................... 0.2
Hong Kong .................................. 0.7
Iceland ..................................... 0.1
India ....................................... 0.7
Indonesia ................................... 0.0 *
Ireland ..................................... 0.1
Israel ....................................... 2.5
Italy ....................................... 0.9
Japan ...................................... 7.6
Jersey Channel Islands .......................... 0.4
Luxembourg ................................. 0.0 *
Malaysia .................................... 0.1
Netherlands .................................. 1.2
Country:
Percentage
of Net Assets
New Zealand ................................. 0.2%
Norway ..................................... 0.6
Peru ....................................... 0.1
Poland ..................................... 0.4
Portugal .................................... 0.2
Russia ...................................... 0.0 *
Singapore ................................... 0.5
South Africa ................................. 0.3
South Korea ................................. 0.9
Spain ...................................... 0.5
Sweden ..................................... 1.1
Switzerland .................................. 2.1
Taiwan ..................................... 0.7
Thailand .................................... 0.4
Turkey ..................................... 0.2
United Kingdom .............................. 5.2
United States ................................. 40.3
Uruguay .................................... 0.2
Vietnam .................................... 0.0 *
Other** ..................................... 15.0
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.